UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07655
Driehaus Mutual Funds
(Exact name of registrant as specified in charter)
25 East Erie Street
Chicago, IL 60611
(Address of principal executive offices) (Zip code)
Mary H. Weiss
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611
(Name and address of agent for service)
Registrant’s telephone number, including area code: 312-587-3800
Date of fiscal year end: December 31
Date of reporting period: June 30, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Reports to Shareholders are attached herewith.

Driehaus Mutual Funds

Trustees & Officers

Richard H. Driehaus
President

A.R. Umans
Chairman of the Board

Francis J. Harmon
Trustee

Daniel F. Zemanek
Trustee

Robert H. Gordon
Senior Vice President

Michelle L. Cahoon
Vice President & Treasurer

Janet L. McWilliams
Assistant Vice President &
Chief Compliance Officer

Diane J. Drake
Secretary

William H. Wallace, III
Assistant Secretary

Investment Adviser

Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611

Distributor

Driehaus Securities LLC
25 East Erie Street
Chicago, IL 60611

Administrator

BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.
101 Sabin Street
Pawtucket, RI 02862

Custodian

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

Semi-Annual Report to Shareholders
June 30, 2010

Driehaus International Discovery Fund
Driehaus Emerging Markets Growth Fund
Driehaus International Small Cap Growth Fund
Driehaus Global Growth Fund
Driehaus Mid Cap Growth Fund
Driehaus Large Cap Growth Fund

Distributed by:
Driehaus Securities LLC
This report has been prepared for the shareholders of the Funds and is not an offering to sell or buy any Fund securities. Such offering is only made by the Funds’ prospectus.

Table of Contents

Performance Overview and Schedule of Investments:
Driehaus International Discovery Fund	1
Driehaus Emerging Markets Growth Fund	6
Driehaus International Small Cap Growth Fund	11
Driehaus Global Growth Fund	16
Driehaus Mid Cap Growth Fund	20
Driehaus Large Cap Growth Fund	23

Statements of Assets and Liabilities	26

Statements of Operations	28

Statements of Changes in Net Assets	30

Financial Highlights	32

Notes to Financial Statements	38

Fund Expense Examples	48

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD
A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Funds’ website at http://www.driehaus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2010 is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available electronically on the SEC’s website at http://www.sec.gov; hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For more information on the Public Reference Room, call 1-800-SEC-0330. Each Fund’s complete schedule of portfolio holdings is also available on the Funds’ website at http://www.driehaus.com.

Semi-Annual Report to Shareholders
June 30, 2010

Investment Philosophy:

The Adviser seeks to achieve superior investment returns primarily by investing in global companies that are currently demonstrating rapid growth in their sales and earnings and which, in its judgement, have the ability to continue or accelerate their growth rates in the future. The Adviser manages the portfolios actively (above average turnover) to ensure that the Funds are fully invested, under appropriate market conditions, in companies that meet these criteria. Investors should note that investments in overseas markets can pose more risks than U.S. investments, and the international Funds’ share prices are expected to be more volatile than those of the U.S.-only Funds. In addition, the Funds’ returns will fluctuate with changes in stock market conditions, currency values, interest rates, government regulations, and economic and political conditions in countries in which the Funds invest. These risks are generally greater when investing in emerging markets.

Driehaus International Discovery Fund

Driehaus Emerging Markets Growth Fund

Driehaus International Small Cap Growth Fund

Driehaus Global Growth Fund

Driehaus Mid Cap Growth Fund

Driehaus Large Cap Growth Fund

Driehaus International Discovery Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1998 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

					Since Inception
Average Annual Total Returns as of 06/30/10	1 Year	3 Years	5 Years	10 Years	(12/31/98 - 06/30/10)
Driehaus International Discovery Fund (DRIDX)[1]	11.01%	−13.35%	4.06%	3.73%	14.93%
MSCI AC World ex USA Index[2]	10.87%	−10.28%	3.83%	2.28%	4.09%
MSCI AC World ex USA Growth Index[3]	11.96%	−9.67%	3.96%	−0.01%	2.14%

[1]	The returns for the periods prior to July 1, 2003, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International All Country World ex USA Index (MSCI AC World ex USA Index) is a market capitalization-weighted index designed to measure equity market performance in 44 global developed and emerging markets, excluding the U.S. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]	The Morgan Stanley Capital International All Country World ex USA Growth Index (MSCI AC World ex USA Growth Index) is a subset of the MSCI AC World ex USA Index and is composed only of the MSCI AC World ex USA Index stocks which are categorized as growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2010 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 96.3%

EUROPE — 45.7%

France — 7.9%
Alcatel-Lucent**	1,056,905	$2,691,556
Compagnie Generale de Geophysique-Veritas**	76,454	1,360,111
Eramet	10,561	2,610,313
Publicis Groupe	86,497	3,450,353
Remy Cointreau SA	90,593	4,819,729
Technip SA	59,352	3,404,194
Vallourec SA	21,628	3,728,941
Zodiac Aerospace	30,097	1,457,420

		23,522,617

United Kingdom — 7.8%
Antofagasta PLC	250,290	2,912,031
Chemring Group PLC	71,475	3,160,664
Eurasian Natural Resources Corp.	265,462	3,377,961
Inmarsat PLC	305,314	3,237,259
Johnson Matthey PLC	149,208	3,314,946
Michael Page International PLC	671,212	3,715,916
SSL International PLC	289,812	3,490,091

		23,208,868

Germany — 7.1%
Dialog Semiconductor PLC**	329,221	3,906,316
Henkel AG & Co., KGaA	79,496	3,253,612
Hochtief AG	68,747	4,104,584
Infineon Technologies AG**	645,947	3,744,826
Rheinmetall AG	43,414	2,479,688
SGL Carbon SE**	121,018	3,473,104

		20,962,130

Russia — 4.3%
Mechel — SP ADR	178,685	3,241,346
Mobile TeleSystems — SP ADR	188,205	3,606,008
Sberbank RF	1,576,729	3,788,169
Wimm-Bill-Dann Foods — ADR	121,344	2,159,923

		12,795,446

Ireland — 3.9%
ICON PLC — SP ADR**	150,233	4,340,232
Paddy Power PLC	116,237	3,611,283
Smurfit Kappa Group PLC**	427,780	3,533,040

		11,484,555

Sweden — 3.2%
Modern Times Group — B	55,831	3,056,380
Swedbank AB — A**	355,099	3,258,630
Volvo AB — B**	296,270	3,276,391

		9,591,401

Denmark — 3.1%
A P Moller-Maersk AS — B	458	3,607,124
Novo Nordisk AS — B	46,176	3,730,686
Novozymes AS	16,501	1,760,740

		9,098,550

Netherlands — 2.8%
Chicago Bridge & Iron Co. NV**	157,773	2,967,710
CNH Global NV**	142,481	3,227,195
Koninklijke Boskalis Westminster NV	51,792	2,012,330

		8,207,235

Turkey — 1.7%
BIM Birlesik Magazalar AS	176,860	4,901,782

Italy — 1.1%
Bulgari SpA	446,961	3,194,450

Switzerland — 1.1%
Ferrexpo PLC	864,552	3,176,619

Norway — 1.0%
DnB NOR ASA	302,780	2,912,199

Greece — 0.7%
Aegean Marine Petroleum Network, Inc.	99,675	1,991,507

Total EUROPE		135,047,359

FAR EAST — 32.9%

Japan — 18.4%
Dentsu, Inc.	113,272	2,991,566
Elpida Memory, Inc.**	121,940	1,873,421
FANUC, Ltd.	35,512	4,010,106
Fast Retailing Co., Ltd.	23,366	3,535,615
Gree, Inc.	39,206	3,130,842
Komatsu, Ltd.	170,190	3,064,463
Kuraray Co., Ltd.	295,400	3,465,509
Makita Corp.	67,385	1,803,224
Nikon Corp.	154,186	2,657,213
Nippon Electric Glass Co., Ltd.	287,280	3,290,661
Olympus Corp.	88,550	2,097,657
Shionogi & Co., Ltd.	177,370	3,677,185
Sony Corp.	122,781	3,274,939
Sumco Corp.**	215,427	3,570,505
Toho Titanium Co., Ltd.	153,098	3,652,501
Tokyo Electron, Ltd.	64,895	3,495,711
Toshiba Corp.**	602,610	2,985,072
Yaskawa Electric Corp.	255,342	1,894,212

		54,470,402

China — 9.1%
AsiaInfo Holdings, Inc.**	93,610	2,046,315
China Coal Energy Co. — H	2,703,730	3,377,771
Ctrip.com International, Ltd. — ADR**	107,022	4,019,746

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2010 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

Foxconn International Holdings, Ltd.**	2,677,980	$1,733,705
Lenovo Group, Ltd.	6,904,025	3,704,347
Melco Crown Entertainment, Ltd. — ADR**	680,549	2,545,253
Ping An Insurance Group Company of China, Ltd. — H	384,540	3,177,792
Sino-Ocean Land Holdings, Ltd.	4,699,320	3,375,637
Sinopharm Group Co. — H	806,421	2,938,291

		26,918,857

Australia — 4.3%
Boart Longyear Group**	1,133,821	2,665,065
Coca-Cola Amatil, Ltd.	393,695	3,942,003
Cochlear, Ltd.	43,971	2,738,900
CSL, Ltd.	124,117	3,388,825

		12,734,793

India — 1.1%
ICICI Bank, Ltd. — SP ADR	89,979	3,251,841

Total FAR EAST		97,375,893

NORTH AMERICA — 7.8%

Canada — 6.9%
Niko Resources, Ltd.	21,803	2,027,819
Pacific Rubiales Energy Corp.**	196,664	4,407,875
Petrobank Energy & Resources, Ltd.**	100,720	3,543,247
Potash Corp. of Saskatchewan, Inc.	33,076	2,848,845
Silver Wheaton Corp.**	214,811	4,304,090
Trican Well Service, Ltd.	258,932	3,315,244

		20,447,120

Bermuda — 0.9%
Marvell Technology Group, Ltd.**	170,268	2,683,424

Total NORTH AMERICA		23,130,544

SOUTH AMERICA — 7.3%

Brazil — 5.7%
Fibria Celulose SA — SP ADR**	132,845	1,966,106
Hypermarcas SA**	296,166	3,798,473
OGX Petroleo e Gas Participacoes SA**	452,100	4,200,397
Petroleo Brasileiro SA — ADR	82,848	2,843,343
Vale SA — SP ADR	170,069	4,141,180

		16,949,499

Argentina — 0.9%
MercadoLibre, Inc.**	48,110	2,528,181

Peru — 0.7%
Credicorp, Ltd.	24,018	2,182,996

Total SOUTH AMERICA		21,660,676

AFRICA — 2.6%

South Africa — 2.6%
Impala Platinum Holdings, Ltd.	163,755	3,811,245
Randgold Resources, Ltd. — ADR	40,539	3,841,070

		7,652,315

Total AFRICA		7,652,315

Total EQUITY SECURITIES (Cost $257,319,949)		284,866,787

TOTAL INVESTMENTS (COST $257,319,949)	96.3%	$284,866,787
Other Assets In Excess Of Liabilities	3.7%	11,031,538

Net Assets	100.0%	$295,898,325

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$266,068,617

Gross Appreciation	$45,786,588
Gross Depreciation	(26,988,418)

Net Appreciation	$18,798,170

** Non-income producing security
ADR — American Depository Receipt
SP ADR — Sponsored American Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2010 (unaudited)

Regional Weightings*

Western Europe	39.7%
Japan	18.4%
Asia/Far East Ex-Japan	14.5%
North America	7.8%
South America	7.3%
Eastern Europe	6.0%
Africa	2.6%

Top Ten Holdings*

BIM Birlesik Magazalar AS	1.7%
Remy Cointreau SA	1.6%
Pacific Rubiales Energy Corp.	1.5%
ICON PLC — SP ADR	1.5%
Silver Wheaton Corp.	1.5%
OGX Petroleo e Gas Participacoes SA	1.4%
Vale SA — SP ADR	1.4%
Hochtief AG	1.4%
Ctrip.com International, Ltd. — ADR	1.4%
FANUC, Ltd.	1.4%

*	All percentages are stated as a percent of net assets at June 30, 2010.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2010 (unaudited)

Percent of
Industry	Net Assets

Aerospace & Defense	1.6%
Beverages	3.0%
Biotechnology	1.1%
Chemicals	3.8%
Commercial Banks	5.2%
Communications Equipment	0.9%
Computers & Peripherals	2.3%
Construction & Engineering	4.0%
Containers & Packaging	1.2%
Diversified Telecommunication Services	1.1%
Electrical Equipment	1.2%
Electronic Equipment, Instruments & Components	2.3%
Energy Equipment & Services	2.7%
Food & Staples Retailing	1.7%
Food Products	0.7%
Health Care Equipment & Supplies	2.8%
Health Care Providers and Services	1.0%
Hotels, Restaurants & Leisure	3.4%
Household Durables	1.7%
Household Products	1.1%
Industrial Conglomerates	0.8%
Insurance	1.1%
Internet Software & Services	1.9%
Leisure Equipment & Products	0.9%
Life Sciences Tools & Services	1.5%
Machinery	5.9%
Marine	1.2%
Media	3.2%
Metals & Mining	11.8%
Oil, Gas & Consumable Fuels	6.9%
Paper & Forest Products	0.7%
Personal Products	1.3%
Pharmaceuticals	2.5%
Professional Services	1.3%
Real Estate Management & Developement	1.1%
Semiconductors & Semiconductor Equipment	6.5%
Software	0.7%
Specialty Retail	1.2%
Textiles, Apparel & Luxury Goods	1.1%
Transportation Infrastructure	0.7%
Wireless Telecommunication Services	1.2%
Other Assets in Excess of Liabilities	3.7%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1997 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

					Since Inception
Average Annual Total Returns as of 06/30/10	1 Year	3 Years	5 Years	10 Years	(12/31/97 - 06/30/10)
Driehaus Emerging Markets Growth Fund (DREGX)[1]	27.82%	−3.15%	15.58%	11.66%	14.83%
MSCI Emerging Markets Index[2]	23.47%	−2.22%	13.07%	10.34%	9.35%
MSCI Emerging Markets Growth Index[3]	22.87%	−4.97%	11.17%	7.32%	7.97%

[1]	The returns for the periods prior to July 1, 2003, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets Index) is a market capitalization-weighted index designed to measure equity market performance in 22 global emerging markets. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]	The Morgan Stanley Capital International Emerging Markets Growth Index (MSCI Emerging Markets Growth Index) is a subset of the MSCI Emerging Markets Index and includes only the MSCI Emerging Markets Index stocks which are categorized as growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2010 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 93.0%

FAR EAST — 49.4%

China — 14.9%
Anhui Conch Cement Co., Ltd. — H	1,690,000	$4,913,265
Anta Sports Products, Ltd.	1,183,835	2,131,141
Baidu, Inc. — SP ADR**	132,794	9,040,616
Belle International Holdings, Ltd.	2,749,989	3,901,368
China Merchants Bank Co., Ltd. — H	3,335,371	7,979,209
China Mobile, Ltd.	1,085,000	10,782,567
China South Locomotive and Rolling Stock Corp., Ltd. — H	7,496,000	5,124,499
China Taiping Insurance Holdings Co., Ltd.**	2,105,563	6,830,483
Ctrip.com International, Ltd. — ADR**	144,731	5,436,096
Dongfang Electric Corp., Ltd. — H	1,691,200	5,202,266
Hengan International Group Co., Ltd.	855,500	6,927,359
Ping An Insurance Group Company of China, Ltd. — H	657,000	5,429,369
SJM Holdings, Ltd.	9,668,000	8,097,019

		81,795,257

South Korea — 10.8%
Hyundai Mobis	34,987	5,868,177
Kia Motors Corp.	106,690	2,826,896
KT Corp.	184,480	6,812,428
LG Chem, Ltd.	29,009	7,275,190
LG Display Co., Ltd.	80,990	2,663,757
NHN Corp.**	36,617	5,446,017
Samsung Electronics Co., Ltd.	21,592	13,542,810
Samsung SDI Co., Ltd.	46,703	6,536,035
Shinhan Financial Group Co., Ltd.	220,370	8,111,625

		59,082,935

India — 9.0%
Cairn India, Ltd.**	672,161	4,352,449
IRB Infrastructure Developers, Ltd.	963,893	5,483,798
ITC, Ltd.	1,190,647	7,768,175
Larsen & Toubro, Ltd.	124,221	4,804,570
Lupin, Ltd.	257,059	10,821,754
Mahindra & Mahindra, Ltd.	397,306	5,315,899
Mundra Port and Special Economic Zone, Ltd.	393,924	6,213,622
Reliance Industries, Ltd.	196,683	4,577,504

		49,337,771

Taiwan — 7.5%
China Airlines, Ltd.**	8,401,000	4,278,259
Evergreen Marine Corp.**	7,040,000	4,447,804
Fubon Financial Holding Co., Ltd.**	2,467,000	2,740,307
HTC Corp.	453,000	6,015,889
Largan Precision Co., Ltd.	402,000	6,394,779
Macronix International Co., Ltd.	12,263,000	8,058,338
President Chain Store Corp.	1,974,000	5,825,408
Simplo Technology Co., Ltd.	645,000	3,495,713

		41,256,497

Malaysia — 2.7%
Axiata Group BHD**	6,510,614	7,830,884
CIMB Group Holdings BHD	3,327,900	7,165,211

		14,996,095

Indonesia — 2.7%
PT Adaro Energy	26,167,000	5,683,585
PT Bank Mandiri	11,110,500	7,280,356
PT Bank Tabungan Negara	8,769,000	1,627,399

		14,591,340

Philippines — 1.2%
Ayala Land, Inc.	23,808,300	6,712,787

Thailand — 0.6%
Siam Commercial Bank Public Co., Ltd. — NVDR	1,297,908	3,228,192

Total FAR EAST		271,000,874

SOUTH AMERICA — 16.6%

Brazil — 15.5%
Companhia de Bebidas das Americas — Pref.	61,300	6,099,435
Diagnosticos da America SA	278,306	2,618,081
Hypermarcas SA**	689,300	8,840,607
Itau Unibanco Holding SA	146,800	2,646,466
Lojas Renner SA	222,400	6,087,969
Multiplan Empreendimentos Imobiliarios SA	325,300	5,794,125
OGX Petroleo e Gas Participacoes SA	1,205,100	11,196,414
PDG Realty SA Empreendimentos e Participacoes	883,948	7,404,595
Petroleo Brasileiro SA — ADR	355,743	12,209,100
Souza Cruz SA	161,300	6,076,676

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2010 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

Totvs SA	87,666	$6,427,545
Vale SA — SP ADR	394,195	9,598,648

		84,999,661

Peru — 1.1%
Credicorp, Ltd.	66,389	6,034,096

Total SOUTH AMERICA		91,033,757

NORTH AMERICA — 7.9%

Mexico — 5.7%
America Movil SAB de CV — L — ADR	127,114	6,037,915
Banco Compartamos SA de CV	745,564	3,875,096
Fresnillo PLC	282,445	4,100,490
Genomma Lab Internacional SA — B**	1,665,101	5,537,440
Grupo Aeroportuario del Pacifico SAB de CV — ADR	64,445	1,872,127
Kimberly-Clark de Mexico SAB de CV — A	826,020	4,797,195
Wal-Mart de Mexico SAB de CV — V	2,198,183	4,869,535

		31,089,798

Canada — 2.2%
Pacific Rubiales Energy Corp.**	531,629	11,915,521

Total NORTH AMERICA		43,005,319

EUROPE — 7.2%

Turkey — 2.7%
BIM Birlesik Magazalar AS	304,483	8,438,930
Turkiye Is Bankasi — C	2,038,694	6,309,409

		14,748,339

Russia — 2.4%
Magnit — SP GDR	444,191	7,614,584
Sberbank RF	2,218,601	5,330,298

		12,944,882

United Kingdom — 1.3%
Petrofac, Ltd.	415,218	7,304,905

Hungary — 0.8%
MOL Hungarian Oil and Gas PLC**	56,191	4,628,734

Total EUROPE		39,626,860

AFRICA — 7.1%

South Africa — 7.1%
Anglo Platinum, Ltd.**	68,548	6,466,980
Clicks Group, Ltd.	1,091,131	4,800,078
Randgold Resources, Ltd. — ADR	107,054	10,143,367
Shoprite Holdings, Ltd.	643,733	6,920,733
Standard Bank Group, Ltd.	245,492	3,255,490
Truworths International, Ltd.	1,081,260	7,525,950

		39,112,598

Total AFRICA		39,112,598

MIDDLE EAST — 4.8%

Israel — 2.7%
Mellanox Technologies, Ltd.**	313,373	6,862,869
Teva Pharmaceutical Industries, Ltd.	152,276	7,956,006

		14,818,875

Qatar — 1.1%
Qatar National Bank	158,613	5,834,442

Egypt — 1.0%
Commercial International Bank Egypt SAE	465,244	5,446,509

Total MIDDLE EAST		26,099,826

Total EQUITY SECURITIES (Cost $462,499,184)		509,879,234

TOTAL INVESTMENTS (COST $462,499,184)	93.0%	$509,879,234
Other Assets In Excess Of Liabilities	7.0%	38,443,448

Net Assets	100.0%	$548,322,682

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$478,932,345

Gross Appreciation	$57,067,845
Gross Depreciation	(26,120,956)

Net Appreciation	$30,946,889

** Non-income producing security
ADR — American Depository Receipt
NVDR — Non-Voting Depository Receipt
SP ADR — Sponsored American Depository Receipt
SP GDR — Sponsored Global Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2010 (unaudited)

Regional Weightings*

Asia/Far East Ex-Japan	49.4%
South America	16.6%
North America	7.9%
Africa	7.1%
Eastern Europe	5.1%
Middle East	4.8%
Western Europe	2.1%

Top Ten Holdings*

Samsung Electronics Co., Ltd.	2.5%
Petroleo Brasileiro SA — ADR	2.2%
Pacific Rubiales Energy Corp.	2.2%
OGX Petroleo e Gas Participacoes SA	2.0%
Lupin, Ltd.	2.0%
China Mobile, Ltd.	2.0%
Randgold Resources, Ltd. — ADR	1.8%
Vale SA — SP ADR	1.8%
Baidu, Inc. — SP ADR	1.6%
Hypermarcas SA	1.6%

*	All percentages are stated as a percent of net assets at June 30, 2010.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2010 (unaudited)

Percent of
Industry	Net Assets

Airlines	0.8%
Auto Components	1.1%
Automobiles	1.5%
Beverages	1.1%
Chemicals	1.3%
Commercial Banks	12.8%
Computers & Peripherals	1.7%
Construction & Engineering	1.9%
Construction Materials	0.9%
Consumer Finance	0.7%
Diversified Financial Services	0.5%
Diversified Telecommunication Services	1.2%
Electrical Equipment	1.0%
Electronic Equipment, Instruments & Components	2.9%
Energy Equipment & Services	1.3%
Food & Staples Retailing	6.1%
Health Care Providers & Services	0.5%
Hotels, Restaurants & Leisure	2.5%
Household Durables	1.4%
Household Products	0.9%
Insurance	2.2%
Internet Software & Services	2.6%
Machinery	0.9%
Marine	0.8%
Metals & Mining	5.5%
Multiline Retail	2.0%
Oil, Gas & Consumable Fuels	10.0%
Personal Products	2.9%
Pharmaceuticals	4.4%
Real Estate Management & Development	2.3%
Semiconductors & Semiconductor Equipment	5.2%
Software	1.2%
Specialty Retail	2.1%
Textiles, Apparel & Luxury Goods	0.3%
Tobacco	2.5%
Transportation Infrastucture	1.5%
Wireless Telecommunication Services	4.5%
Other Assets in Excess of Liabilities	7.0%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since August 1, 2002 (the date of the Predecessor Limited Partnership’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

	Fund Only		Including Predecessor Limited Partnership
Average Annual Total Returns		Since Inception			Since Inception
as of 06/30/10	1 Year	(09/17/07 - 06/30/10)	3 Years	5 Years	(08/1/02 - 06/30/10)
Driehaus International Small Cap Growth Fund (DRIOX)[1]	25.72%	−6.29%	−6.83%	12.84%	19.72%
MSCI World ex USA Small Cap Index[2]	16.05%	−10.60%	−12.04%	2.07%	10.70%
MSCI AC World ex USA Small Cap Growth Index[3]	20.01%	−10.05%	−10.69%	4.61%	11.09%

[1]	The Driehaus International Small Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus International Opportunities Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on August 1, 2002, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets on September 17, 2007. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International World ex USA Small Cap Index (MSCI World ex USA Small Cap Index) is a market capitalization-weighted index designed to measure the equity performance in 22 global developed markets, excluding the U.S., and is composed of stocks which are categorized as small capitalization stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International, Inc.

[3]	The Morgan Stanley Capital International All Country World ex USA Small Cap Growth Index (MSCI AC World ex USA Small Cap Growth Index) is a market capitalization-weighted index designed to measure equity performance in 44 global developed markets and emerging markets, excluding the U.S., and is composed of stocks which are categorized as small capitalization growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International, Inc.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2010 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 92.5%

FAR EAST — 39.5%

Japan — 19.7%
ABC-Mart, Inc.	48,300	$1,894,738
Alpine Electronics, Inc.**	137,300	1,674,950
CKD Corp.	449,700	3,352,266
Disco Corp.	55,100	3,485,847
Gree, Inc.	27,191	2,171,370
Hamamatsu Photonics K.K.	116,100	3,225,262
Kakaku.com	427	1,764,013
Keihin Corp.	94,000	1,623,209
Makino Milling Machine Co., Ltd.**	514,000	3,258,208
Nabtesco Corp.	178,000	2,743,811
Nichi-iko Pharmaceutical Co., Ltd.	54,600	2,032,916
Sawai Pharmaceutical Co., Ltd.	20,700	1,980,671
Shima Seiki Manufacturing, Ltd.	113,100	2,812,952
Simplex Technology, Inc.	490	355,819
Star Micronics Co., Ltd.	95,600	989,062
Start Today Co., Ltd.	140	383,645
Yaskawa Electric Corp.	115,700	858,301
Zeon Corp.	479,877	2,811,764

		37,418,804

China — 12.6%
Ajisen China Holdings, Ltd.	2,131,500	2,379,305
Anta Sports Products, Ltd.	1,056,000	1,901,013
China Lilang, Ltd.	2,406,725	2,682,190
Galaxy Entertainment Group, Ltd.**	2,703,000	1,451,995
Kingdee International Software
Group Co., Ltd.	7,322,851	2,758,916
Real Gold Mining, Ltd.**	1,206,500	1,879,523
Sany Heavy Equipment
International Holdings Co., Ltd.	1,817,500	2,011,426
Shenguan Holdings Group, Ltd.	2,497,816	2,223,932
SIM Technology Group, Ltd.	2,949,826	566,249
Vinda International Holdings, Ltd.	2,836,000	2,393,908
Zhuzhou CSR Times Electric Co., Ltd. — H	1,771,184	3,749,490

		23,997,947

Taiwan — 3.2%
Largan Precision Co., Ltd.	204,000	3,245,112
Macronix International Co., Ltd.	4,336,000	2,849,299

		6,094,411

India — 1.7%
IRB Infrastructure Developers, Ltd.	309,287	1,759,601
Jubilant Foodworks, Ltd.**	216,198	1,419,054

		3,178,655

South Korea — 1.6%
Daum Communications Corp.**	42,413	2,912,289

Australia — 0.7%
Ten Network Holdings, Ltd.**	1,006,874	1,346,926

Total FAR EAST		74,949,032

EUROPE — 28.3%

United Kingdom — 12.6%
Afren PLC**	1,360,149	1,717,636
Ashtead Group PLC	897,186	1,196,751
ASOS PLC**	84,802	1,084,437
Dimension Data Holdings PLC	1,291,184	1,811,238
Domino’s Pizza UK & IRL PLC	526,917	2,976,994
Halfords Group PLC	248,948	1,812,060
Michael Page International PLC	325,633	1,802,746
Premier Farnell PLC	553,118	1,806,429
Restaurant Group PLC	587,529	1,830,152
Rightmove PLC	289,781	2,718,286
Telecity Group PLC**	478,979	2,853,672
Victrex PLC	144,233	2,346,292

		23,956,693

Switzerland — 7.5%
Dufry Group**	40,121	3,000,649
Ferrexpo PLC	499,753	1,836,240
Kudelski SA	73,285	1,980,838
Panalpina Welttransport Holding AG**	33,522	2,640,703
Rieter Holding AG**	11,069	2,811,487
Sulzer AG	21,265	1,983,487

		14,253,404

Italy — 3.3%
Amplifon SpA	603,031	2,776,044
DiaSorin SpA	47,656	1,745,647
Yoox SpA**	256,100	1,769,591

		6,291,282

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2010 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

Germany — 2.9%
ADVA AG Optical Networking**	372,244	$1,895,066
Dialog Semiconductor PLC**	309,666	3,674,289

		5,569,355

Spain — 1.1%
Viscofan SA	73,168	1,972,755

Norway — 0.9%
Subsea 7, Inc.**	116,100	1,740,647

Total EUROPE		53,784,136

NORTH AMERICA — 12.4%

Canada — 8.9%
Bankers Petroleum, Ltd.**	419,692	2,767,590
CGI Group, Inc. — A**	239,915	3,569,822
Cineplex Galaxy Income Fund	154,142	2,823,511
Pacific Rubiales Energy Corp.**	168,402	3,774,432
Petrobank Energy & Resources, Ltd.**	21,036	740,029
SEMAFO, Inc.**	239,425	1,810,503
Trican Well Service, Ltd.	111,810	1,431,563

		16,917,450

Mexico — 3.5%
Banco Compartamos SA de CV	703,700	3,657,506
Genomma Lab Internacional SA — B**	889,350	2,957,612

		6,615,118

Total NORTH AMERICA		23,532,568

SOUTH AMERICA — 7.2%

Brazil — 7.2%
BR Malls Participacoes SA	179,400	2,357,545
Cia. Hering	61,600	1,603,989
Diagnosticos da America SA	192,048	1,806,634
Even Construtora e Incorporadora SA	543,800	1,961,295
Lojas Renner SA	107,600	2,945,438
Totvs SA	42,100	3,086,711

		13,761,612

Total SOUTH AMERICA		13,761,612

AFRICA — 3.0%

South Africa — 3.0%
Clicks Group, Ltd.	609,475	2,681,188
Massmart Holdings, Ltd.	200,343	3,070,563

		5,751,751

Total AFRICA		5,751,751

MIDDLE EAST — 2.1%

Israel — 1.6%
Mellanox Technologies, Ltd.**	141,209	3,092,477

United Arab Emirates — 0.5%
Lamprell PLC	286,843	913,056

Total MIDDLE EAST		4,005,533

Total EQUITY SECURITIES (Cost $158,706,403)		175,784,632

TOTAL INVESTMENTS (COST $158,706,403)	92.5%	$175,784,632
Other Assets In Exess Of Liabilities	7.5%	14,232,793

Net Assets	100.0%	$190,017,425

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$160,162,910

Gross Appreciation	$21,073,251
Gross Depreciation	(5,451,529)

Net Appreciation	$15,621,722

** Non-income producing security

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2010 (unaudited)

Regional Weightings*

Western Europe	28.3%
Asia/Far East Ex-Japan	19.8%
Japan	19.7%
North America	12.4%
South America	7.2%
Africa	3.0%
Middle East	2.1%

Top Ten Holdings*

Pacific Rubiales Energy Corp.	2.0%
Zhuzhou CSR Times Electric Co., Ltd. — H	2.0%
Dialog Semiconductor PLC	1.9%
Banco Compartamos SA de CV	1.9%
CGI Group, Inc. — A	1.9%
Disco Corp.	1.8%
CKD Corp.	1.8%
Makino Milling Machine Co., Ltd.	1.7%
Largan Precision Co., Ltd.	1.7%
Hamamatsu Photonics K.K.	1.7%

*	All percentages are stated as a percent of net assets at June 30, 2010.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2010 (unaudited)

Percent of
Industry	Net Assets

Air Freight & Logistics	1.4%
Auto Components	2.3%
Chemicals	2.7%
Communications Equipment	1.3%
Construction & Engineering	0.9%
Consumer Finance	1.9%
Electrical Equipment	2.0%
Electronic Equipment, Instruments & Components	6.4%
Energy Equipment & Services	2.2%
Food & Staples Retailing	1.6%
Food Products	2.2%
Health Care Equipment & Supplies	0.9%
Health Care Providers & Services	2.4%
Hotels, Restaurants & Leisure	5.3%
Household Durables	1.9%
Household Products	1.3%
Internet & Catalog Retail	1.7%
Internet Software & Services	5.1%
IT Services	2.8%
Machinery	8.5%
Media	3.6%
Metals & Mining	2.9%
Multiline Retail	3.0%
Oil, Gas & Consumable Fuels	4.7%
Pharmaceuticals	3.7%
Professional Services	1.0%
Real Estate Management & Development	1.2%
Semiconductors & Semiconductor Equipment	6.9%
Software	3.3%
Specialty Retail	3.5%
Textiles, Apparel & Luxury Goods	3.3%
Trading Companies & Distributors	0.6%
Other Assets in Excess of Liabilities	7.5%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since May 1, 2008 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

		Since Inception
Average Annual Total Returns as of 06/30/10	1 Year	(05/01/08 - 06/30/10)
Driehaus Global Growth Fund (DRGGX)[1]	14.52%	−15.96%
MSCI AC World Growth Index[2]	12.47%	−12.43%

1 The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International All Country World Growth Index (MSCI AC World Growth Index) is a subset of the MSCI All Country World Index (MSCI ACWI) and includes only the MSCI ACWI stocks which are categorized as growth stocks. The MSCI ACWI is a free float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of 23 developed and 22 emerging markets. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus Global Growth Fund
Schedule of Investments
June 30, 2010 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 98.4%

NORTH AMERICA — 65.0%

United States — 57.1%
Acorda Therapeutics, Inc.**	15,059	$468,485
Aruba Networks, Inc.**	44,288	630,661
Atheros Communications**	18,617	512,712
Bank of America Corp.	48,261	693,511
BE Aerospace, Inc.**	29,613	753,059
Bucyrus International, Inc.	11,962	567,597
CBS Corp. — B	39,542	511,278
Celgene Corp.**	12,674	644,093
Chipotle Mexican Grill, Inc.**	3,911	535,064
Ciena Corp.**	54,929	696,500
Coinstar, Inc.**	9,938	427,036
Comerica, Inc.	19,408	714,797
Cree, Inc.**	8,065	484,142
Deere & Co.	9,847	548,281
Edwards Lifesciences Corp.**	6,900	386,538
EMC Corp.**	40,416	739,613
Emulex Corp.**	38,526	353,669
Equinix, Inc.**	8,108	658,532
Fifth Third Bancorp	53,066	652,181
Freeport-McMoRan Copper & Gold, Inc.	8,821	521,586
Goldman Sachs Group, Inc.	3,923	514,972
Google, Inc. — A**	1,054	468,977
Green Mountain Coffee Roasters, Inc.**	23,693	608,910
Halliburton Co.	22,888	561,900
Illumina, Inc.**	16,195	704,968
IntercontinentalExchange, Inc.**	4,400	497,332
Las Vegas Sands Corp.**	31,254	691,964
Medco Health Solutions, Inc.**	9,190	506,185
MGIC Investment Corp.**	64,403	443,737
Micron Technology, Inc.**	38,629	327,960
Nektar Therapeutics**	54,886	664,121
Och-Ziff Capital Management Group LP	26,480	333,383
PACCAR, Inc.	12,255	488,607
priceline.com, Inc.**	2,471	436,230
Riverbed Technology, Inc.**	19,127	528,288
Starwood Hotels & Resorts Worldwide, Inc.	19,335	801,049
Target Corp.	10,323	507,582
Temple-Inland, Inc.	25,339	523,757
Terex Corp.**	24,935	467,282
Textron, Inc.	25,709	436,282
The Blackstone Group LP	32,191	307,746
The Children’s Place Retail Stores, Inc.**	12,722	560,022
The Coca-Cola Co.	12,451	624,044
The Hershey Co.	7,594	363,980
The Talbots, Inc.**	59,917	617,744
Thoratec Corp.**	6,055	258,730
Trinity Industries, Inc.	34,991	620,040
United Therapeutics Corp.**	10,175	496,642
Veeco Instruments, Inc.**	16,569	567,985
Visa, Inc. — A	8,837	625,218
Whole Foods Market, Inc.**	14,215	512,024
WMS Industries, Inc.**	15,598	612,221

		28,179,217

Canada — 6.0%
Pacific Rubiales Energy Corp.**	32,987	739,345
PetroBakken Energy, Ltd. — A	26,261	522,482
Potash Corp. of Saskatchewan, Inc.	5,999	516,696
SEMAFO, Inc.**	68,056	514,631
Silver Wheaton Corp.**	33,294	667,100

		2,960,254

Puerto Rico — 1.0%
Popular, Inc.**	176,449	472,883

Bermuda — 0.9%
Marvell Technology Group, Ltd.**	29,057	457,938

Total NORTH AMERICA		32,070,292

EUROPE — 14.0%

Russia — 3.9%
Mechel — SP ADR	32,390	587,555
Mobile TeleSystems — SP ADR	27,507	527,034
Sberbank RF	190,771	458,337
Wimm-Bill-Dann Foods — ADR	20,368	362,550

		1,935,476

Germany — 3.0%
Hochtief AG	8,008	478,123
Infineon Technologies AG**	88,372	512,330
SGL Carbon SE**	16,994	487,712

		1,478,165

United Kingdom — 1.9%
Eurasian Natural Resources Corp.	40,586	516,450
Johnson Matthey PLC	18,811	417,923

		934,373

Netherlands — 1.9%
Chicago Bridge & Iron Co. NV**	27,123	510,184
Koninklijke Boskalis Westminster NV	10,802	419,702

		929,886

Ireland — 1.5%
ICON PLC — SP ADR**	26,517	766,076

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund
Schedule of Investments
June 30, 2010 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

France — 1.1%
Vallourec SA	3,087	$532,238

Greece — 0.7%
Aegean Marine Petroleum Network, Inc.	16,451	328,691

Total EUROPE		6,904,905

FAR EAST — 12.5%

China — 7.2%
AsiaInfo Holdings, Inc.**	15,875	347,028
China Coal Energy Co. — H	365,490	456,607
Ctrip.com International, Ltd. — ADR**	10,993	412,897
Focus Media Holding, Ltd. — ADR**	33,158	514,944
Home Inns & Hotels Management, Inc. — ADR**	14,770	576,621
Lenovo Group, Ltd.	849,907	456,017
Ping An Insurance Group Company of China, Ltd. — H	57,412	474,446
Sino-Ocean Land Holdings, Ltd.	448,310	322,032

		3,560,592

Japan — 4.2%
Komatsu, Ltd.	16,500	297,101
Nippon Electric Glass Co., Ltd.	41,953	480,552
Sony Corp.	11,895	317,275
Sumco Corp.**	29,207	484,079
Tokyo Electron, Ltd.	8,777	472,792

		2,051,799

India — 1.1%
ICICI Bank, Ltd. — SP ADR	15,108	546,003

Total FAR EAST		6,158,394

SOUTH AMERICA — 5.7%

Brazil — 5.7%
Fibria Celulose SA — SP ADR**	26,627	394,080
Hypermarcas SA**	50,030	641,659
OGX Petroleo e Gas Participacoes SA**	71,859	667,632
Petroleo Brasileiro SA — ADR	14,864	510,132
Vale SA — SP ADR	24,644	600,081

		2,813,584

Total SOUTH AMERICA		2,813,584

AFRICA — 1.2%

South Africa — 1.2%
Randgold Resources, Ltd. — ADR	6,223	589,629

Total AFRICA		589,629

Total EQUITY SECURITIES (Cost $47,144,676)		48,536,804

TOTAL INVESTMENTS (COST $47,144,676)	98.4%	$48,536,804
Other Assets In Excess Of Liabilities	1.6%	786,751

Net Assets	100.0%	$49,323,555

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$48,434,016

Gross Appreciation	$5,110,466
Gross Depreciation	(5,007,678)

Net Appreciation	$102,788

** Non-income producing security
ADR — American Depository Receipt
LP — Limited Partnership
SP ADR — Sponsored American Depository Receipt

Regional Weightings*

North America	65.0%
Western Europe	10.1%
Asia/Far East Ex-Japan	8.3%
South America	5.7%
Japan	4.2%
Eastern Europe	3.9%
Africa	1.2%

Top Ten Holdings*

Starwood Hotels & Resorts Worldwide, Inc.	1.6%
ICON PLC — SP ADR	1.6%
BE Aerospace, Inc.	1.5%
EMC Corp.	1.5%
Pacific Rubiales Energy Corp.	1.5%
Comerica, Inc.	1.4%
Illumina, Inc.	1.4%
Ciena Corp.	1.4%
Bank of America Corp.	1.4%
Las Vegas Sands Corp.	1.4%

*	All percentages are stated as a percent of net assets at June 30, 2010.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund
Schedule of Investments
June 30, 2010 (unaudited)

Percent of
Industry	Net Assets

Aerospace & Defense	1.5%
Beverages	1.3%
Biotechnology	3.3%
Capital Markets	2.3%
Chemicals	1.9%
Commercial Banks	5.7%
Communications Equipment	4.5%
Computers & Peripherals	2.4%
Construction & Engineering	2.9%
Containers & Packaging	1.1%
Diversified Consumer Services	0.9%
Diversified Financial Services	2.4%
Electrical Equipment	1.0%
Electronic Equipment, Instruments & Components	1.0%
Energy Equipment & Services	1.1%
Food & Staples Retailing	1.0%
Food Products	2.7%
Health Care Equipment & Supplies	1.3%
Health Care Providers & Services	1.0%
Hotels, Restaurants & Leisure	7.3%
Household Durables	0.6%
Industrial Conglomerates	0.9%
Insurance	1.0%
Internet & Catalog Retail	0.9%
Internet Software & Services	2.3%
IT Services	1.3%
Life Sciences Tools & Services	3.0%
Machinery	7.1%
Media	2.1%
Metals & Mining	8.1%
Multiline Retail	1.0%
Oil, Gas & Consumable Fuels	5.9%
Paper & Forest Products	0.8%
Personal Products	1.3%
Pharmaceuticals	1.4%
Real Estate Management & Development	0.6%
Semiconductors & Semiconductor Equipment	7.7%
Software	0.7%
Specialty Retail	2.4%
Thrifts & Mortgage Finance	0.9%
Transportation Infrastucture	0.7%
Wireless Telecommunication Services	1.1%
Other Assets in Excess of Liabilities	1.6%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mid Cap Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since January 1, 1999, with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

	Fund Only		Including Predecessor Limited Partnership
Average Annual Total Returns		Since Inception				Since Inception
as of 06/30/10	1 Year	(04/27/09 - 06/30/10)	3 Years	5 Years	10 Years	(01/1/99 - 06/30/10)
Driehaus Mid Cap Growth Fund (DRMGX)[1]	19.51%	19.98%	−8.16%	2.77%	−5.35%	6.72%
Russell Midcap Growth Index[2]	21.30%	25.00%	−7.53%	1.37%	−1.99%	2.89%

[1]	The Driehaus Mid Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Institutional Mid Cap, L.P. (the “Predecessor Limited Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on July 1, 1986, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets together with the assets of the Driehaus Mid Cap Investors, L.P. on April 27, 2009. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. Source: Russell Indices

Driehaus Mid Cap Growth Fund
Schedule of Investments
June 30, 2010 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 93.2%

INFORMATION TECHNOLOGY — 22.3%

Semiconductors & Semiconductor Equipment — 5.5%
Cree, Inc.**	3,031	$181,951
Cypress Semiconductor Corp.**	19,982	200,619
Netlogic Microsystems, Inc.**	2,282	62,070
Varian Semiconductor Equipment Associates, Inc.**	2,540	72,796
Veeco Instruments, Inc.**	6,825	233,961

		751,397

Software — 5.4%
Rovi Corp.**	12,002	454,996
Solera Holdings, Inc.	1,788	64,726
VMware, Inc. — A**	3,598	225,199

		744,921

Internet Software & Services — 4.5%
Akamai Technologies, Inc.**	3,162	128,282
Equinix, Inc.**	1,891	153,587
GSI Commerce, Inc.**	11,517	331,690

		613,559

Communications Equipment — 3.3%
Ciena Corp.**	11,574	146,758
F5 Networks, Inc.**	3,550	243,424
Riverbed Technology, Inc.**	2,464	68,056

		458,238

Computers & Peripherals — 2.0%
QLogic Corp.**	7,252	120,528
SanDisk Corp.**	3,607	151,746

		272,274

IT Services — 1.6%
VeriFone Systems, Inc.**	11,712	221,708

Total INFORMATION TECHNOLOGY		3,062,097

CONSUMER DISCRETIONARY — 21.4%

Hotels, Restaurants & Leisure — 6.1%
Ctrip.com International, Ltd. — ADR**	14,894	559,419
Panera Bread Co. — A**	1,397	105,180
WMS Industries, Inc.**	4,268	167,519

		832,118

Textiles, Apparel & Luxury Goods — 4.8%
Deckers Outdoor Corp.**	2,026	289,455
Lululemon Athletica, Inc.**	2,543	94,650
Skechers U.S.A., Inc. — A**	7,395	270,065

		654,170

Diversified Consumer Services — 3.1%
Coinstar, Inc.**	10,048	431,763

Internet & Catalog Retail — 2.1%
HSN, Inc.**	2,051	49,224
priceline.com, Inc.**	1,325	233,915

		283,139

Household Durables — 1.9%
Harman International Industries, Inc.**	2,809	83,961
Tempur-Pedic International, Inc.**	5,628	173,061

		257,022

Specialty Retail — 1.5%
Advance Auto Parts, Inc.	4,128	207,143

Multiline Retail — 1.4%
Dollar Tree, Inc.**	4,740	197,326

Leisure Equipment & Products — 0.5%
Polaris Industries, Inc.	1,296	70,788

Total CONSUMER DISCRETIONARY		2,933,469

HEALTH CARE — 18.2%

Health Care Equipment & Supplies — 6.4%
Edwards Lifesciences Corp.**	3,722	208,506
Intuitive Surgical, Inc.**	303	95,633
ResMed, Inc.**	3,181	193,437
Thoratec Corp.**	8,932	381,664

		879,240

Biotechnology — 4.5%
Acorda Therapeutics, Inc.**	5,561	173,003
Alexion Pharmaceuticals, Inc.**	6,121	313,334
United Therapeutics Corp.**	2,723	132,910

		619,247

Pharmaceuticals — 2.6%
Nektar Therapeutics**	8,496	102,802
Salix Pharmaceuticals, Ltd.**	6,417	250,455

		353,257

Health Care Technology — 2.0%
SXC Health Solutions Corp.**	3,803	278,570

Health Care Providers & Services — 1.6%
HMS Holdings Corp.**	3,894	211,133

Life Sciences Tools & Services — 1.1%
ICON PLC — SP ADR**	5,386	155,602

Total HEALTH CARE		2,497,049

INDUSTRIALS — 11.1%

Aerospace & Defense — 3.4%
BE Aerospace, Inc.**	18,168	462,012

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mid Cap Growth Fund
Schedule of Investments
June 30, 2010 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

Road & Rail — 3.0%
Hertz Global Holdings, Inc.**	20,914	$197,846
Kansas City Southern**	6,063	220,390

		418,236

Machinery — 1.9%
Bucyrus International, Inc.	2,590	122,896
Trinity Industries, Inc.	7,995	141,671

		264,567

Professional Services — 1.4%
FTI Consulting, Inc.**	4,331	188,788

Trading Companies & Distributors — 1.4%
Watsco, Inc.	3,251	188,298

Total INDUSTRIALS		1,521,901

CONSUMER STAPLES — 5.9%

Food & Staples Retailing — 1.8%
Whole Foods Market, Inc.**	6,685	240,794

Food Products — 1.7%
Green Mountain Coffee Roasters, Inc.**	8,995	231,172

Personal Products — 1.5%
Nu Skin Enterprises, Inc. — A	8,436	210,309

Household Products — 0.9%
Church & Dwight Co., Inc.	1,992	124,918

Total CONSUMER STAPLES		807,193

ENERGY — 5.2%

Oil, Gas & Consumable Fuels — 5.2%
Brigham Exploration Co.**	10,691	164,428
Concho Resources, Inc.**	2,303	127,425
Denbury Resources, Inc.**	16,510	241,706
Oasis Petroleum, Inc.**	12,879	186,746

		720,305

Total ENERGY		720,305

MATERIALS — 4.7%

Metals & Mining — 3.2%
Allied Nevada Gold Corp.**	11,619	228,662
Cliffs Natural Resources, Inc.	4,406	207,787

		436,449

Containers & Packaging — 1.5%
Temple-Inland, Inc.	9,936	205,377

Total MATERIALS		641,826

FINANCIALS — 2.9%

Commercial Banks — 2.2%
Comerica, Inc.	5,088	187,391
Popular, Inc.**	43,342	116,157

		303,548

Thrifts & Mortgage Finance — 0.7%
MGIC Investment Corp.**	14,665	101,042

Total FINANCIALS		404,590

UTILITIES — 0.8%

Water Utilities — 0.8%
Aqua America, Inc.	6,065	107,229

Total UTILITIES		107,229

TELECOMMUNICATION SERVICES — 0.7%

Wireless Telecommunication Services — 0.7%
Crown Castle International Corp.**	2,708	100,900

Total TELECOMMUNICATION SERVICES		100,900

Total EQUITY SECURITIES (Cost $11,427,330)		12,796,559

TOTAL INVESTMENTS (COST $11,427,330)	93.2%	$12,796,559
Other Assets In Excess Of Liabilities	6.8%	935,910

Net Assets	100.0%	$13,732,469

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$11,918,066

Gross Appreciation	$2,064,436
Gross Depreciation	(1,185,943)

Net Appreciation	$878,493

** Non-income producing security
ADR — American Depository Receipt
SP ADR — Sponsored American Depository Receipt

Top Ten Holdings*

Ctrip.com International, Ltd. — ADR	4.1%
BE Aerospace, Inc.	3.4%
Rovi Corp.	3.3%
Coinstar, Inc.	3.1%
Thoratec Corp.	2.8%
GSI Commerce, Inc.	2.4%
Alexion Pharmaceuticals, Inc.	2.3%
Deckers Outdoor Corp.	2.1%
SXC Health Solutions Corp.	2.0%
Skechers U.S.A., Inc. — A	2.0%

*	All percentages are stated as a percent of net assets at June 30, 2010.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Large Cap Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since January 1, 2008 (the date of the Predecessor Limited Partnership’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

	Fund Only		Including Predecessor Limited Partnership
Average Annual Total Returns		Since Inception	Since Inception
as of 06/30/10	1 Year	(04/27/09 - 06/30/10)	(01/01/08 - 06/30/10)
Driehaus Large Cap Growth Fund (DRLGX)[1]	10.50%	12.16%	−15.95%
Russell 1000 Growth Index[2]	13.62%	18.43%	−9.46%

[1]	The Driehaus Large Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Large Cap Growth Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on January 1, 2008, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets on April 27, 2009. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Source: Russell Indices

Driehaus Large Cap Growth Fund
Schedule of Investments
June 30, 2010 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 91.1%

INFORMATION TECHNOLOGY — 36.1%

Software — 12.0%
Check Point Software Technologies, Ltd.**	9,230	$272,100
Microsoft Corp.	15,565	358,151
Oracle Corp.	15,491	332,437
Rovi Corp.**	11,912	451,584
VMware, Inc. — A**	4,197	262,690

		1,676,962

Computers & Peripherals — 10.4%
Apple, Inc.**	3,349	842,374
Hewlett-Packard Co.	6,550	283,484
NetApp, Inc.**	9,012	336,238

		1,462,096

Communications Equipment — 3.9%
Cisco Systems, Inc.**	16,451	350,571
Juniper Networks, Inc.**	8,765	200,017

		550,588

Internet Software & Services — 3.5%
Baidu, Inc. — SP ADR**	1,570	106,886
Equinix, Inc.**	1,775	144,166
Google, Inc. — A**	553	246,057

		497,109

Semiconductors & Semiconductor Equipment — 3.2%
Broadcom Corp. — A	7,962	262,507
Intel Corp.	9,471	184,211

		446,718

IT Services — 2.1%
Visa, Inc. — A	4,108	290,641

Electronic Equipment, Instruments & Components — 1.0%
Corning, Inc.	8,388	135,466

Total INFORMATION TECHNOLOGY		5,059,580

CONSUMER DISCRETIONARY — 20.1%

Hotels, Restaurants & Leisure — 7.1%
Ctrip.com International, Ltd. — ADR**	9,012	338,491
International Game Technology	12,443	195,355
Las Vegas Sands Corp.**	10,420	230,699
McDonald’s Corp.	3,641	239,833

		1,004,378

Internet & Catalog Retail — 3.8%
Amazon.com, Inc.**	1,576	172,194
Netflix, Inc.**	944	102,566
priceline.com, Inc.**	1,506	265,869

		540,629

Media — 2.6%
CBS Corp. — B	17,423	225,279
Discovery Communications, Inc. — A**	3,768	134,555

		359,834

Specialty Retail — 2.4%
TJX Companies, Inc.	7,991	335,222

Multiline Retail — 1.6%
Target Corp.	4,554	223,920

Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc. — B	3,067	207,176

Automobiles — 1.1%
Ford Motor Co.**	15,097	152,178

Total CONSUMER DISCRETIONARY		2,823,337

HEALTH CARE — 13.7%

Health Care Providers & Services — 5.8%
Express Scripts, Inc.**	8,130	382,273
McKesson Corp.	1,908	128,141
Medco Health Solutions, Inc.**	5,498	302,830

		813,244

Pharmaceuticals — 2.7%
Allergan, Inc.	2,364	137,727
Shire PLC — ADR	3,942	241,960

		379,687

Health Care Equipment & Supplies — 2.7%
Intuitive Surgical, Inc.**	497	156,863
ResMed, Inc.**	3,581	217,761

		374,624

Biotechnology — 1.6%
Celgene Corp.**	4,265	216,747

Health Care Technology — 0.9%
Cerner Corp.**	1,732	131,442

Total HEALTH CARE		1,915,744

CONSUMER STAPLES — 7.9%

Food & Staples Retailing — 4.3%
Costco Wholesale Corp.	2,558	140,255
Wal-Mart Stores, Inc.	4,930	236,985
Whole Foods Market, Inc.**	6,324	227,790

		605,030

Food Products — 1.5%
The Hershey Co.	4,419	211,803

Household Products — 1.1%
Church & Dwight Co., Inc.	2,380	149,250

Beverages — 1.0%
Companhia de Bebidas das Americas — PREF ADR	1,444	145,858

Total CONSUMER STAPLES		1,111,941

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Large Cap Growth Fund
Schedule of Investments
June 30, 2010 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

INDUSTRIALS — 4.8%

Machinery — 4.8%
Bucyrus International, Inc.	2,375	$112,694
Cummins, Inc.	4,057	264,232
Deere & Co.	5,208	289,981

		666,907

Total INDUSTRIALS		666,907

MATERIALS — 2.9%

Metals & Mining — 2.9%
Allegheny Technologies, Inc.	3,953	174,683
Randgold Resources, Ltd. — ADR	2,399	227,305

		401,988

Total MATERIALS		401,988

ENERGY — 2.7%

Oil, Gas & Consumable Fuels — 2.7%
EOG Resources, Inc.	1,631	160,441
Occidental Petroleum Corp.	2,787	215,017

		375,458

Total ENERGY		375,458

TELECOMMUNICATION SERVICES — 1.9%

Wireless Telecommunication Services — 1.9%
American Tower Corp. — A**	6,135	273,008

Total TELECOMMUNICATION SERVICES		273,008

FINANCIALS — 1.0%

Commercial Banks — 1.0%
Fifth Third Bancorp	11,649	143,166

Total FINANCIALS		143,166

Total EQUITY SECURITIES (Cost $11,638,015)		12,771,129

TOTAL INVESTMENTS (COST $11,638,015)	91.1%	$12,771,129
Other Assets In Excess Of Liabilities	8.9%	1,247,978

Net Assets	100.0%	$14,019,107

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$11,905,317

Gross Appreciation	$1,574,186
Gross Depreciation	(708,374)

Net Appreciation	$865,812

** Non-income producing security
ADR — American Depository Receipt
PREF ADR — Preferred American Depository Receipt
SP ADR — Sponsored American Depository Receipt

Top Ten Holdings*

Apple, Inc.	6.0%
Rovi Corp.	3.2%
Express Scripts, Inc.— A	2.7%
Microsoft Corp.	2.6%
Cisco Systems, Inc.	2.5%
Ctrip.com International, Ltd. — ADR	2.4%
NetApp, Inc.	2.4%
TJX Companies, Inc.	2.4%
Oracle Corp.	2.4%
Medco Health Solutions, Inc.	2.2%

*	All percentages are stated as a percent of net assets at June 30, 2010.

Notes to Financial Statements are an integral part of this Schedule.

Statements of Assets and Liabilities
June 30, 2010 (unaudited)

	Driehaus	Driehaus
	International	Emerging
	Discovery	Markets Growth
	Fund	Fund

ASSETS:
Investments, at cost	$257,319,949	$462,499,184

Investments, at market value	$284,866,787	$509,879,234
Foreign currency*	6,081,326	13,056,509
Cash	10,224,820	27,042,089
Receivables:
Dividends	662,262	783,751
Interest	153	662
Investment securities sold	1,695,431	12,870,528
Fund shares sold	37,958	560,892
Net unrealized appreciation on unsettled foreign currency forward contracts from transaction hedges	—	—
Prepaid expenses	—	8,754

TOTAL ASSETS	303,568,737	564,202,419

LIABILITIES:
Payables:
Investment securities purchased	6,951,650	13,955,117
Fund shares redeemed	143,002	972,185
Net unrealized depreciation on unsettled foreign currency forward contracts from transaction hedges	31,181	30,080
Due to affiliates	381,960	676,706
Foreign taxes	7,903	1,262
Audit and tax fees	13,099	5,679
Accrued expenses	141,617	238,708

TOTAL LIABILITIES	7,670,412	15,879,737

NET ASSETS	$295,898,325	$548,322,682

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	12,330,973	19,379,050

NET ASSET VALUE	$24.00	$28.29

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2010:
Paid-in capital	$580,795,888	$495,097,231
Accumulated net investment income (loss)	567,006	(744,330)
Accumulated net realized gain (loss)	(312,959,379)	6,573,352
Unrealized net foreign exchange gain (loss)	(52,028)	16,379
Unrealized net appreciation (depreciation) on investments	27,546,838	47,380,050

NET ASSETS	$295,898,325	$548,322,682

*	The cost of foreign currency was $6,152,891, $13,017,054, $1,184,276, $773,247, $0 and $0, respectively.

Notes to Financial Statements are an integral part of this Statement.

Statements of Assets and Liabilities
June 30, 2010 (unaudited)

Driehaus	Driehaus	Driehaus	Driehaus
International	Global	Mid Cap	Large Cap
Small Cap	Growth	Growth	Growth
Growth Fund	Fund	Fund	Fund

$158,706,403	$47,144,676	$11,427,330	$11,638,015

$175,784,632	$48,536,804	$12,796,559	$12,771,129
1,174,874	765,234	—	—
14,322,586	439,038	1,102,372	1,251,612

331,580	66,614	441	6,523
169	42	225	204
2,570,718	418,417	334,225	219,408
10,852	1,656	3,656	2,070
10,359	—	—	—

—	3,892	11,669	11,673

194,205,770	50,231,697	14,249,147	14,262,619

3,752,690	794,868	466,532	193,881
95,000	—	—	—

—	—	—	—
231,520	62,619	4,218	4,974
—	1,269	—	—
18,454	18,454	22,698	22,698
90,681	30,932	23,230	21,959

4,188,345	908,142	516,678	243,512

$190,017,425	$49,323,555	$13,732,469	$14,019,107

25,747,184	7,193,354	1,217,114	1,263,494

$7.38	$6.86	$11.28	$11.10

$228,233,876	$51,340,798	$11,464,876	$12,463,690
290,271	(552,531)	(90,352)	(85,124)
(55,581,387)	(2,849,441)	988,716	507,427
(3,564)	(7,399)	—	—
17,078,229	1,392,128	1,369,229	1,133,114

$190,017,425	$49,323,555	$13,732,469	$14,019,107

Notes to Financial Statements are an integral part of this Statement.

Statements of Operations
For the six months ended June 30, 2010 (unaudited)

	Driehaus	Driehaus
	International	Emerging
	Discovery	Markets Growth
	Fund	Fund

INVESTMENT INCOME (LOSS):
Income:
Dividends*	$2,028,762	$3,651,396
Interest	147	4,695

Total income	2,028,909	3,656,091

Expenses:
Investment advisory fee	2,566,405	4,237,121
Administration fee	145,164	202,909
Professional fees	44,988	68,422
Audit and tax fees	24,265	26,190
Federal and state registration fees	17,356	20,508
Custodian fees	32,000	100,059
Transfer agent fees	52,699	60,975
Trustees’ fees	10,507	13,952
Chief compliance officer fees	4,628	4,628
Printing fees	13,416	18,259
Miscellaneous	28,077	39,466

Total expenses	2,939,505	4,792,489

Investment advisory fees recaptured (waived)	—	—
Transfer agent fees waived	—	—
Fees paid indirectly	(5,500)	(132,983)

Net expenses	2,934,005	4,659,506

Net investment income (loss)	(905,096)	(1,003,415)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from security transactions	23,056,198	40,581,374
Net realized foreign exchange gain (loss)	(178,524)	(1,527,494)
Net change in unrealized foreign exchange gain (loss)	(49,633)	(23,195)
Net change in unrealized appreciation (depreciation) on investments	(61,686,149)	(57,406,858)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(38,858,108)	(18,376,173)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(39,763,204)	$(19,379,588)

*	Dividends are net of $237,014, $253,621, $52,058, $9,914, $0 and $58 non-reclaimable foreign taxes withheld, respectively.

Notes to Financial Statements are an integral part of this Statement.

Statements of Operations
For the six months ended June 30, 2010 (unaudited)

Driehaus	Driehaus	Driehaus	Driehaus
International	Global	Mid Cap	Large Cap
Small Cap	Growth	Growth	Growth
Growth Fund	Fund	Fund	Fund

$1,086,030	$158,075	$26,528	$41,708
433	127	556	597

1,086,463	158,202	27,084	42,305

1,443,030	285,762	74,556	66,199
99,338	42,133	23,709	23,421
28,116	12,035	8,867	8,840
22,879	22,879	19,948	19,948
15,008	10,009	9,988	9,981
26,751	3,164	3,060	2,312
24,824	19,144	19,337	18,907
8,277	5,993	5,515	5,508
4,628	4,628	4,628	4,628
9,531	5,789	5,187	5,171
18,119	11,162	10,204	10,193

1,700,501	422,698	184,999	175,108

—	37,521	(44,855)	(36,719)
—	(3,000)	(9,670)	(9,669)
(19,999)	—	—	—

1,680,502	457,219	130,474	128,720

(594,039)	(299,017)	(103,390)	(86,415)

12,670,976	1,840,443	1,177,231	754,859
(2,659)	3,456	—	—
(26,856)	(12,338)	—	—

(18,511,720)	(7,779,772)	(1,579,875)	(1,762,291)

(5,870,259)	(5,948,211)	(402,644)	(1,007,432)

$(6,464,298)	$(6,247,228)	$(506,034)	$(1,093,847)

Notes to Financial Statements are an integral part of this Statement.

Statements of Changes in Net Assets

	Driehaus International		Driehaus Emerging Markets
	Discovery Fund		Growth Fund
	For the six		For the six
	month period		month period
	January 1, 2010		January 1, 2010
	through	For the year	through	For the year
	June 30, 2010	ended	June 30, 2010	ended
	(unaudited)	December 31, 2009	(unaudited)	December 31, 2009

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(905,096)	$216,307	$(1,003,415)	$(1,159,835)
Net realized gain (loss) on investments and foreign currency transactions	22,877,674	(9,933,556)	39,053,880	93,979,512
Net change in unrealized gain (loss) on investments and foreign currency transactions	(61,735,782)	135,297,619	(57,430,053)	112,926,105

Net increase (decrease) in net assets resulting from operations	(39,763,204)	125,580,370	(19,379,588)	205,745,782

Distributions to shareholders:
Net investment income	—	(1,485,266)	—	—
Capital gains	—	—	—	—

Total distributions to shareholders	—	(1,485,266)	—	—

Capital share transactions:
Proceeds from shares sold	8,863,138	22,398,438	75,316,238	196,160,470
Reinvestment of distributions	—	1,470,033	—	—
Cost of shares redeemed	(37,615,649)	(85,669,884)	(83,492,300)	(89,587,667)
Redemption fees	3,377	5,455	36,319	117,387

Net increase (decrease) in net assets derived from capital share transactions	(28,749,134)	(61,795,958)	(8,139,743)	106,690,190

Total increase (decrease) in net assets	(68,512,338)	62,299,146	(27,519,331)	312,435,972

NET ASSETS:

Beginning of period	$364,410,663	$302,111,517	$575,842,013	$263,406,041

End of period	$295,898,325	$364,410,663	$548,322,682	$575,842,013

Accumulated net investment income (loss)	$567,006	$1,472,102	$(744,330)	$259,085

Capital share transactions are as follows:
Shares issued	331,117	995,748	2,570,625	8,468,503
Shares reinvested	—	55,327	—	—
Shares redeemed	(1,402,048)	(4,179,412)	(2,884,991)	(4,094,955)

Net increase (decrease) from capital share transactions	(1,070,931)	(3,128,337)	(314,366)	4,373,548

*	Fund commenced operations on April 27, 2009.

Notes to Financial Statements are an integral part of this Statement.

Statements of Changes in Net Assets

Driehaus International		Driehaus Global		Driehaus Mid Cap		Driehaus Large Cap
Small Cap Growth Fund		Growth Fund		Growth Fund		Growth Fund
For the six		For the six		For the six		For the six
month period		month period		month period		month period
January 1, 2010		January 1, 2010		January 1, 2010	For the period	January 1, 2010	For the period
through	For the year	through	For the year	through	April 27, 2009	through	April 27, 2009
June 30, 2010	ended	June 30, 2010	ended	June 30, 2010	through	June 30, 2010	through
(unaudited)	December 31, 2009	(unaudited)	December 31, 2009	(unaudited)	December 31, 2009*	(unaudited)	December 31, 2009*

$(594,039)	$(792,614)	$(299,017)	$(285,533)	$(103,390)	$(104,566)	$(86,415)	$(59,644)

12,668,317	21,848,692	1,843,899	(985,638)	1,177,231	2,093,891	754,859	1,382,973

(18,538,576)	47,707,195	(7,792,110)	12,533,715	(1,579,875)	2,949,104	(1,762,291)	2,895,405

(6,464,298)	68,763,273	(6,247,228)	11,262,544	(506,034)	4,938,429	(1,093,847)	4,218,734

—	—	—	—	—	—	—	—
—	—	—	—	—	(1,323,047)	—	(436,275)

—	—	—	—	—	(1,323,047)	—	(436,275)

15,776,366	38,026,172	15,548,827	16,563,936	835,700	10,817,841	1,423,826	11,038,064
—	—	—	—	—	1,264,383	—	432,420
(20,315,891)	(17,220,177)	(278,812)	(2,083,320)	(1,418,210)	(877,188)	(185,998)	(1,378,140)
952	5,229	—	494	106	489	—	323

(4,538,573)	20,811,224	15,270,015	14,481,110	(582,404)	11,205,525	1,237,828	10,092,667

(11,002,871)	89,574,497	9,022,787	25,743,654	(1,088,438)	14,820,907	143,981	13,875,126

$201,020,296	$111,445,799	$40,300,768	$14,557,114	$14,820,907	$—	$13,875,126	$—

$190,017,425	$201,020,296	$49,323,555	$40,300,768	$13,732,469	$14,820,907	$14,019,107	$13,875,126

$290,271	$884,310	$(552,531)	$(253,514)	$(90,352)	$13,038	$(85,124)	$1,291

2,051,828	6,661,227	1,920,535	2,778,119	67,388	1,247,215	117,113	1,250,021
—	—	—	—	—	108,717	—	36,246
(2,600,938)	(2,983,422)	(37,450)	(392,000)	(124,269)	(81,937)	(15,599)	(124,287)

(549,110)	3,677,805	1,883,085	2,386,119	(56,881)	1,273,995	101,514	1,161,980

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund
Financial Highlights

	For the
	six month
	period
	January 1, 2010		For the year	For the year	For the year	For the year	For the year
	through		ended	ended	ended	ended	ended
	June 30, 2010		December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)		2009	2008	2007	2006	2005

Net asset value, beginning of period	$27.19		$18.28	$41.55	$39.35	$41.20	$31.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.06)		0.00 ~	(0.06)	(0.03)	(0.21)	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3.13)		9.02	(22.85)	12.19	6.82	13.78

Total income (loss) from investment operations	(3.19)		9.02	(22.91)	12.16	6.61	13.80

LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.11)	—	(0.13)	—	(0.04)
Distributions from capital gains	—		—	(0.38)	(9.83)	(8.47)	(4.23)

Total distributions	—		(0.11)	(0.38)	(9.96)	(8.47)	(4.27)

Redemption fees added to paid-in capital	0.00 ~		0.00 ~	0.02	0.00 ~	0.01	0.00 ~

Net asset value, end of period	$24.00		$27.19	$18.28	$41.55	$39.35	$41.20

Total Return	(11.73)	%**	49.28%	(55.07)%	32.32%	16.41%	43.97%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$295,898		$364,411	$302,112	$857,041	$639,751	$603,249
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.72	%*	1.75%	1.65%	1.63%	1.74%	1.82%
Ratio of net expenses to average net assets	1.71	%*#	1.74%#	1.64%#	1.59%#	1.68%#	1.77%#
Ratio of net investment income (loss) to average net assets	(0.53)	%*#	0.07%#	(0.07) %#	(0.28) %#	(0.50) %#	(0.02) %#
Portfolio turnover	38.67	%**	145.30%	188.22%	217.86%	216.29%	180.42%

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Financial Highlights

	For the
	six month
	period
	January 1, 2010		For the year	For the year	For the year	For the year	For the year
	through		ended	ended	ended	ended	ended
	June 30, 2010		December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)		2009	2008	2007	2006	2005

Net asset value, beginning of period	$29.24		$17.19	$43.45	$39.09	$28.29	$23.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.05)		(0.05)	(0.08)	(0.09)	(0.07)	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.90)		12.09	(23.53)	16.00	11.68	8.83

Total income (loss) from investment operations	(0.95)		12.04	(23.61)	15.91	11.61	8.87

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—	—	—	—	(0.08)
Distributions from capital gains	—		—	(2.65)	(11.56)	(0.84)	(3.51)

Total distributions	—		—	(2.65)	(11.56)	(0.84)	(3.59)

Redemption fees added to paid-in capital	0.00 ~		0.01	0.00 ~	0.01	0.03	0.01

Net asset value, end of period	$28.29		$29.24	$17.19	$43.45	$39.09	$28.29

Total Return	(3.21)	%**	70.10%	(54.45)%	42.36%	41.22%	38.95%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$548,323		$575,842	$263,406	$958,230	$788,791	$241,587
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.70	%*	1.78%	1.77%	1.74%	1.83%	2.07%
Ratio of net expenses to average net assets	1.65	%*#	1.75%#	1.75%#	1.69%#	1.78%#	2.01%#
Ratio of net investment income (loss) to average net assets	(0.36)	%*#	(0.30) %#	(0.19) %#	(0.22) %#	(0.32) %#	(0.02) %#
Portfolio turnover	114.77	%**	274.70%	313.25%	165.07%	181.01%	349.69%

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Financial Highlights

	For the
	six month
	period				For the
	January 1, 2010		For the year	For the year	period
	through		ended	ended	September 17, 2007
	June 30, 2010		December 31,	December 31,	through
	(unaudited)		2009	2008	December 31, 2007

Net asset value, beginning of period	$7.64		$4.93	$11.14	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.02)		(0.02)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.24)		2.73	(5.90)	1.84

Total income (loss) from investment operations	(0.26)		2.71	(5.91)	1.82

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—	(0.01)	(0.10)
Distributions from capital gains	—		—	(0.29)	(0.61)

Total distributions	—		—	(0.30)	(0.71)

Redemption fees added to paid-in capital	0.00 ~		0.00 ~	0.00 ~	0.03

Net asset value, end of period	$7.38		$7.64	$4.93	$11.14

Total Return	(3.53)	%**	55.17%	(53.12)%	18.88	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$190,017		$201,020	$111,446	$143,364
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.77	%*	1.87%	1.88%	1.94	%*
Ratio of net expenses to average net assets	1.75	%*+#	1.85%+#	1.83%+#	1.90	%*+#
Ratio of net investment income (loss) to average net assets	(0.62)	%*+#	(0.54) %+#	(0.71) %+#	(0.83)	%*+#
Portfolio turnover	138.91	%**	264.82%	270.74%	100.45	%**

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. PNC Global Investment Servicing (U.S.) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, September 17, 2007. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until September 16, 2010. Fund expenses were reimbursed for expenses exceeding the 2.00% expense cap after reduction of amounts received through commission recapture programs that were applied to Fund expenses.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund
Financial Highlights

	For the six month
	period			For the period
	January 1, 2010		For the year	May 1, 2008
	through		ended	through
	June 30, 2010		December 31,	December 31,
	(unaudited)		2009	2008

Net asset value, beginning of period	$7.59		$4.98	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.03)		(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.70)		2.66	(5.00)

Total income (loss) from investment operations	(0.73)		2.61	(5.02)

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—	—
Distributions from capital gains	—		—	—

Total distributions	—		—	—

Redemption fees added to paid-in capital	0.00		0.00 ~	0.00 ~

Net asset value, end of period	$6.86		$7.59	$4.98

Total Return	(9.62)	%**	52.41%	(50.20)	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$49,324		$40,301	$14,557
Ratio of expenses before reimbursements and/or recapture, waivers and fees paid indirectly to average net assets	1.85	%*	2.34%	3.94	%*
Ratio of net expenses to average net assets	2.00	%*+#	2.00%+#	2.00	%*+#
Ratio of net investment loss to average net assets	(1.31)	%*+#	(1.09) %+#	(0.86)	%*+#
Portfolio turnover	55.99	%**	118.66%	73.59	%**

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements and/or recapture, when applicable. PNC Global Investment Servicing (U.S.) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, May 1, 2008. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until April 30, 2011. Fund expenses were reimbursed for expenses exceeding the 2.00% expense cap after reduction of amounts received through commission recapture programs that were applied to Fund expenses.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mid Cap Growth Fund
Financial Highlights

	For the
	six month
	period		For the
	January 1, 2010		period
	through		April 27, 2009
	June 30, 2010		through
	(unaudited)		December 31, 2009

Net asset value, beginning of period	$11.63		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.08)		(0.08)
Net realized and unrealized gain on investments	(0.27)		2.85

Total income (loss) from investment operations	(0.35)		2.77

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—
Distributions from capital gains	—		(1.14)

Total distributions	—		(1.14)

Redemption fees added to paid-in capital	0.00 ~		0.00 ~

Net asset value, end of period	$11.28		$11.63

Total Return	(2.92)	%**	27.66	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$13,732		$14,821
Ratio of expenses before reimbursements and waivers to average net assets	2.48	%*	2.82	%*
Ratio of net expenses to average net assets	1.75	%*+	1.75	%*+
Ratio of net investment loss to average net assets	(1.39)	%*+	(1.15)	%*+
Portfolio turnover	89.96	%**	208.06	%**

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. PNC Global Investment Servicing (U.S.) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, April 27, 2009. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 1.75% of average daily net assets until April 26, 2012.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Large Cap Growth Fund
Financial Highlights

	For the
	six month
	period
	January 1, 2010		For the period
	through		April 27, 2009
	June 30, 2010		through
	(unaudited)		December 31, 2009

Net asset value, beginning of period	$11.94		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.07)		(0.05)
Net realized and unrealized (loss) on investments	(0.77)		2.36

Total income (loss) from investment operations	(0.84)		2.31

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—
Distributions from capital gains	—		(0.37)

Total distributions	—		(0.37)

Redemption fees added to paid-in capital	0.00		0.00 ~

Net asset value, end of period	$11.10		$11.94

Total Return	(7.04)	%**	23.14	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$14,019		$13,875
Ratio of expenses before reimbursements and waivers to average net assets	2.38	%*	2.72	%*
Ratio of net expenses to average net assets	1.75	%*+	1.75	%*+
Ratio of net investment loss to average net assets	(1.17)	%*+	(0.67)	%*+
Portfolio turnover	73.98	%**	142.25	%**

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. PNC Global Investment Servicing (U.S.) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, April 27, 2009. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 1.75% of average daily net assets until April 26, 2012.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mutual Funds
Notes to Financial Statements

A.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is a registered management investment company, organized as a Delaware statutory trust, with seven separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996 and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The six series (“Funds” or each a “Fund”) included in this report are as follows:

Fund	Commencement of Operations

Driehaus International Discovery Fund	12/31/98
Driehaus Emerging Markets Growth Fund	12/31/97
Driehaus International Small Cap Growth Fund	09/17/07
Driehaus Global Growth Fund	05/01/08
Driehaus Mid Cap Growth Fund	04/27/09
Driehaus Large Cap Growth Fund	04/27/09

The investment objective of each Fund is to maximize capital appreciation.

The Driehaus International Discovery Fund seeks to achieve its objective by generally investing in equity securities of small to mid-size foreign companies; however, the Fund may shift its focus toward large cap foreign stocks when market conditions suggest doing so will help the Fund achieve its objective.

The Driehaus Emerging Markets Growth Fund seeks to achieve its objective by investing primarily in equity securities of emerging markets companies.

The Driehaus International Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of smaller capitalization non-U.S. companies exhibiting strong growth characteristics.

The Driehaus Global Growth Fund seeks to achieve its objective by investing primarily in equity securities of both U.S. and non-U.S. companies exhibiting strong growth characteristics.

The Driehaus Mid Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of mid capitalization U.S. companies exhibiting strong growth characteristics.

The Driehaus Large Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of large capitalization U.S. companies exhibiting strong growth characteristics.

Fiscal Year End

The fiscal year end for the Funds is December 31.

Securities Valuation and Transactions

Equity securities are valued at the last sale price as of the close of the appropriate exchange or other designated time. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below.

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

Securities transactions are accounted for on trade date. The cost of investments sold is determined by the use of specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis. Dividend income, net of non-reclaimable foreign taxes withheld, is recorded on the ex-dividend date or as soon as the information is available. Income and expenses are accrued daily.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of June 30, 2010 is as follows:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Fund	June 30, 2010	Price	Input	Input

Driehaus International Discovery Fund
Equity Securities
Traded in the U.S. (including securities of foreign companies traded on U.S. exchanges)	$53,583,376	$53,583,376	$—	$—
Traded on Foreign Exchanges in U.S. time zones in the following countries:
Brazil and Canada	28,445,990	28,445,990	—	—
Traded on Foreign Exchanges in non-U.S. time zones in the following countries: Australia, China, Denmark, France, Germany, Ireland, Italy, Japan, Netherlands, Norway, Russia, South Africa, Sweden, Switzerland, Turkey and the United Kingdom	202,837,421	—	202,837,421	—

Total Investments	$284,866,787	$82,029,366	$202,837,421	$—

Liabilities:
Foreign currency forward contracts **	$31,181	$—	$31,181	$—

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Fund	June 30, 2010	Price	Input	Input

Driehaus Emerging Markets Growth Fund
Equity Securities
Traded in the U.S. (including securities of foreign companies traded on U.S. exchanges)	$67,234,834	$67,234,834	$—	$—
Traded on Foreign Exchanges in U.S. time zones in the following countries:
Brazil, Canada and Mexico	94,186,700	94,186,700	—	—
Traded on Foreign Exchanges in non-U.S. time zones in the following countries: China, Egypt, Hungary, India, Indonesia, Israel, Malaysia, Philippines, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Kingdom	348,457,700	—	348,457,700	—

Total Investments	$509,879,234	$161,421,534	$348,457,700	$—

Liabilities:
Foreign currency forward contracts **	$30,080	$—	$30,080	$—

Driehaus International Small Cap Growth Fund
Equity Securities
Traded in the U.S. (including securities of foreign companies traded on U.S. exchanges)	$3,092,477	$3,092,477	$—	$—
Traded on Foreign Exchanges in U.S. time zones in the following countries:
Brazil, Canada and Mexico	37,294,180	37,294,180	—	—
Traded on Foreign Exchanges in non-U.S. time zones in the following countries: Australia, China, Germany, India, Indonesia, Israel, Italy, Japan, Norway, South Africa, South Korea, Spain, Switzerland, Taiwan, Thailand, United Arab Emirates and the United Kingdom	135,397,975	1,419,054	133,978,921	—

Total Investments	$175,784,632	$41,805,711	$133,978,921	$—

Assets:
Foreign currency forward contracts **	$10,359	$—	$10,359	$—

	$175,794,991	$41,805,711	$133,989,280	$—

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Fund	June 30, 2010	Price	Input	Input

Driehaus Global Growth Fund
Equity Securities
Traded in the U.S. (including securities of foreign companies traded on U.S. exchanges)	$36,683,543	$36,683,543	$—	$—
Traded on Foreign Exchanges in U.S. time zones in the following countries: Brazil and Canada	4,269,545	4,269,545	—	—
Traded on Foreign Exchanges in non-U.S. time zones in the following countries: China, France, Germany, Japan, Netherlands, Russia and the United Kingdom	7,583,716	—	7,583,716	—

Total Investments	$48,536,804	$40,953,088	$7,583,716	$—

Driehaus Mid Cap Growth Fund
Investments in Securities*	$12,796,559	$12,796,559	$—	$—

Driehaus Large Cap Growth Fund
Investments in Securities*	$12,771,129	$12,771,129	$—	$—

*	See Schedule of Investments for industry breakout.
**	These are derivative instruments not reflected on the Schedule of Investments, which reflects the unrealized appreciation or depreciation on the forward contracts (see note C in the Notes to Financial Statements).

Federal Income Taxes

No provision is made for Federal income taxes since each Fund has elected or will elect to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code (the “Code”) and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve each Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.

Each Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2009, 2008, 2007 and 2006 remain open to Federal and state audit. As of June 30, 2010, management has evaluated the application of these standards to each Fund, and has determined that no provision for income tax is required in each Fund’s financial statements for uncertain tax provisions. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and regulations that exist in the foreign markets in which they invest.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

For the year ended December 31, 2009, reclassifications were recorded to undistributed net investment income, undistributed net realized foreign exchange loss and undistributed net realized gain for any permanent tax differences. These reclassifications relate primarily to foreign currency losses, sales of passive foreign investment companies, net operating losses and capital loss carryforwards expiring. Results of operations and net assets were not affected by these reclassifications.

During the year ended December 31, 2009, Driehaus International Discovery Fund did not utilize any capital loss carryforwards and as of December 31, 2009, the Fund had capital loss carryforwards of $9,743,487 expiring in 2015, $213,067,553 expiring in 2016 and $109,113,076 expiring in 2017. During the year ended

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

December 31, 2009, Driehaus Emerging Markets Growth Fund utilized $8,053,435 of capital loss carryforwards and as of December 31, 2009, had capital loss carryforwards of $27,303,673 expiring in 2016. During the year ended December 31, 2009, Driehaus International Small Cap Growth Fund did not utilize any capital loss carryforwards and as of December 31, 2009, had capital loss carryforwards of $49,224,617 expiring in 2016 and $18,265,261 expiring in 2017. During the year ended December 31, 2009, Driehaus Global Growth Fund did not utilize any capital loss carryforwards and as of December 31, 2009, had capital loss carryforwards of $1,361,937 expiring in 2016 and $2,432,946 expiring in 2017. To the extent that the Funds realize future net capital gains, those capital gains will be offset by any unused capital loss carryforwards subject to the limitations described below. For the year ended December 31, 2009, none of the Funds had any realized post-October capital losses. Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund, Driehaus International Small Cap Growth Fund and Driehaus Global Growth Fund realized post-October foreign currency losses of $17,497, $816,593, $116,310 and $9,990, respectively, which were deferred for tax purposes and were recognized on January 1, 2010.

Included in the capital loss carryforward amounts stated above are capital losses that Driehaus International Discovery Fund inherited from its merger with Driehaus International Equity Yield Fund on September 19, 2008 of approximately $9,743,487, which may be applied against any realized net taxable capital gains in future years. Section 382 of the Code imposes certain limitations that will likely reduce the Fund’s ability to use these capital loss carryforwards. Driehaus International Discovery Fund had capital loss carryforwards of $24,839,330 which expired in 2009.

Distributions to Shareholders

The Funds had no distributions during the six months ended June 30, 2010.

The tax character of distributions paid during the fiscal year ended December 31, 2009 was as follows:

		Driehaus	Driehaus
	Driehaus	Emerging	International	Driehaus	Driehaus	Driehaus
	International	Markets	Small Cap	Global	Mid Cap	Large Cap
	Discovery	Growth	Growth	Growth	Growth	Growth
Distributions paid from:	Fund	Fund	Fund	Fund	Fund	Fund

Ordinary income	$1,485,266	$—	$—	$—	$1,276,530	$305,345
Net long-term capital gain	—	—	—	—	46,517	130,930

Total distributions paid	$1,485,266	$—	$—	$—	$1,323,047	$436,275

The tax character of distributions paid during the fiscal year ended December 31, 2008 was as follows:

		Driehaus	Driehaus
	Driehaus	Emerging	International	Driehaus
	International	Markets	Small Cap	Global
	Discovery	Growth	Growth	Growth
Distributions paid from:	Fund	Fund	Fund	Fund*

Ordinary income	$2,740,636	$8,784,555	$5,995,724	$—
Net long-term capital gain	3,548,468	26,426,015	491,064	—

Total distributions paid	$6,289,104	$35,210,570	$6,486,788	$—

*	Driehaus Global Growth Fund commenced operations on May 1, 2008.

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

As of December 31, 2009, the components of net assets on a tax basis were as follows:

		Driehaus	Driehaus
	Driehaus	Emerging	International	Driehaus	Driehaus	Driehaus
	International	Markets	Small Cap	Global	Mid Cap	Large Cap
	Discovery	Growth	Growth	Growth	Growth	Growth
	Fund	Fund	Fund	Fund	Fund	Fund

Undistributed ordinary income	$6,325,330	$12,331,984	$1,697,301	$147,359	$211,810	$390
Undistributed long-term capital gain	—	—	—	—	103,449	20,771

Accumulated earnings	$6,325,330	$12,331,984	$1,697,301	$147,359	$315,259	$21,161
Paid-in capital	609,545,022	503,236,974	232,772,449	36,070,783	12,047,280	11,225,862
Accumulated capital and other losses	(331,941,613)	(28,120,266)	(67,606,188)	(3,804,873)	—	—
Unrealized appreciation (depreciation) on foreign currency	(2,395)	39,574	23,292	4,939	—	—
Unrealized appreciation on investments	80,484,319	88,353,747	34,133,442	7,882,560	2,458,368	2,628,103

Net assets	$364,410,663	$575,842,013	$201,020,296	$40,300,768	$14,820,907	$13,875,126

The differences between book-basis and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales and passive foreign investment company (PFIC) mark-to-market.

Foreign Currency Translation

Foreign currency and equity securities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contracts underlying securities transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

Net realized foreign exchange gains or losses on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Funds had no portfolio hedges during the six months ended June 30, 2010.

The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) from security transactions and the net change in unrealized appreciation (depreciation) of investments.

Use of Estimates

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

Indemnifications

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, and provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the ASU requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the ASU is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

B.	INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

Richard H. Driehaus, the President of the Trust, is also the Chairman of the Board of Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, and of Driehaus Securities LLC (“DS LLC” or the “Distributor”), a registered broker-dealer.

DCM serves as the Funds’ investment adviser. In return for its services to the Funds, DCM receives monthly fees. Driehaus International Discovery Fund pays the Adviser an annual management fee on a monthly basis computed and accrued daily as follows: 1.50% on the first $500 million of average daily net assets, 1.35% on the next $500 million and 1.25% of average daily net assets in excess of $1 billion. Driehaus Emerging Markets Growth Fund and Driehaus International Small Cap Growth Fund each pay the Adviser a monthly fee computed and accrued daily at an annual rate of 1.50% of each Fund’s average daily net assets. Driehaus Global Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.25% of the Fund’s average daily net assets. Driehaus Mid Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.00% of the Fund’s average daily net assets. Driehaus Large Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 0.90% of the Fund’s average daily net assets.

DCM has entered into an agreement to cap Driehaus Emerging Markets Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) at 2.00% of average daily net assets until November 30, 2011. For a period of three years subsequent to December 1, 2008, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap. For the six month period ended June 30, 2010, the Fund did not have any fees waived by DCM.

DCM has entered into an agreement to cap Driehaus International Small Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses,

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

capital expenditures and extraordinary expenses) at 2.00% of average daily net assets until September 16, 2010. For a period of three years subsequent to the Fund’s commencement of operations, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap. For the six month period ended June 30, 2010, the Fund did not have any fees waived by DCM.

DCM has entered into an agreement to cap Driehaus Global Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) at 2.00% of average daily net assets until April 30, 2011. For a period of three years subsequent to the Fund’s commencement of operations, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap. For the six month period ended June 30, 2010, the Fund did not have any fees waived by DCM. DCM recaptured $37,521 of the Fund’s fees waived in prior years.

DCM has entered into an agreement to cap Driehaus Mid Cap Growth Fund’s and Driehaus Large Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) at 1.75% of average daily net assets until April 26, 2012. For a period of three years subsequent to the Funds’ commencement of operations, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Funds’ expense ratio remains below the operating expense cap. For the six month period ended June 30, 2010, DCM waived fees for Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund totaling $44,855 and $36,719, respectively, under this agreement.

The amounts accrued and payable to DCM during the six month period ended June 30, 2010, are as follows:

		Advisory Fees
Fund	Advisory Fees	Payable (included in Due to affiliates)

Driehaus International Discovery Fund	$2,566,405	$381,960
Driehaus Emerging Markets Growth Fund	4,237,121	676,706
Driehaus International Small Cap Growth Fund	1,443,030	231,520
Driehaus Global Growth Fund	285,762	62,619
Driehaus Mid Cap Growth Fund	74,556	4,218
Driehaus Large Cap Growth Fund	66,199	4,974

Certain of the Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the Funds part of the commissions generated. Such rebates are currently used to offset a portion of the Funds’ operating expenses. For the six month period ended June 30, 2010, these arrangements reduced the expenses of Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund and Driehaus International Small Cap Growth Fund by $5,500 (0.2%), $132,983 (2.8%) and $19,999 (1.2%), respectively.

DS LLC is the Funds’ distributor. DS LLC also acts as a broker for the Funds for domestically traded securities. For the six month period ended June 30, 2010, the Funds paid the following brokerage commissions:

	Total		Shares Traded
Fund	Commissions	Commissions Paid to DS LLC	through DS LLC

Driehaus International Discovery Fund	$501,443	$127,170	3,642,563
Driehaus Emerging Markets Growth Fund	2,840,655	172,653	5,468,630
Driehaus International Small Cap Growth Fund	1,001,906	35,354	1,044,640
Driehaus Global Growth Fund	91,603	69,880	2,419,339
Driehaus Mid Cap Growth Fund	37,371	37,371	1,193,692
Driehaus Large Cap Growth Fund	21,959	21,959	731,651

A portion of these commissions are, in turn, paid by DS LLC to third parties for clearing and execution services.

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

Certain officers of the Trust are also officers of DCM and DS LLC. The Funds pay a portion of the Chief Compliance Officer’s salary and bonus. No other officers received compensation from the Funds.

PNC Global Investment Servicing (U.S.) Inc. (“PNC”), an affiliate of The PNC Financial Services Group, Inc., serves as the Funds’ administrative and accounting agent. In compensation for these services, PNC receives the larger of a monthly minimum fee or a monthly fee based upon average net assets. PNC also acts as the transfer agent and dividend disbursing agent for the Funds. For these services, PNC receives a monthly fee based on shareholder processing activity during the month. PNC has agreed to waive a portion of its monthly fee for transfer agent service for the first two years of operations for Driehaus Global Growth Fund, Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund. For the six month period ended June 30, 2010, PNC waived $3,000, $9,670 and $9,669, respectively, for Driehaus Global Growth Fund, Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund.

On July 1, 2010, all of the stock of PNC Global Investment Servicing Inc., an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc., was sold to The Bank of New York Mellon Corporation (the “Stock Sale”). The Stock Sale included PNC Global Investment Servicing (U.S.) Inc. Effective July 1, 2010, PNC Global Investment Servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing (US) Inc.

C.	DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS

The Funds enter into foreign currency forward contracts to facilitate transactions in foreign denominated securities. These forward contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction. At June 30, 2010, the Funds had foreign currency forward contracts outstanding under which they are obligated to exchange currencies at specified future dates. The primary risk exposure for these forward contracts is foreign exchange contracts risk. The unrealized appreciation or depreciation on these forward contracts is reflected as a separate line item in the Statements of Assets and Liabilities. At June 30, 2010, the Funds’ currency transactions were limited to transaction hedges.

The following table sets forth each Fund’s realized gains/losses and change in unrealized appreciation/ (depreciation) for the forward currency forward contracts for the six month period ended June 30, 2010:

	Amount of realized
	gain/(loss) on foreign
	currency forward	Change in unrealized appreciation/	Notional value of foreign currency
Fund	contracts	(depreciation) on foreign currency forward contracts	forward contracts

Driehaus International Discovery Fund	$(269,825)	$(36,472)	$213,000,000
Driehaus Emerging Markets Growth Fund	(896,880)	412	1,015,000,000
Driehaus International Small Cap Growth Fund	48,109	59,930	484,000,000
Driehaus Global Growth Fund	13,315	—	13,000,000
Driehaus Mid Cap Growth Fund	—	—	—
Driehaus Large Cap Growth Fund	—	—	—

The contractual amounts of foreign currency forward contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

D.	INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investment securities, other than short-term obligations, for the six month period ended June 30, 2010 were as follows:

Fund	Purchases	Sales

Driehaus International Discovery Fund	$126,104,960	$154,832,037
Driehaus Emerging Markets Growth Fund	604,332,831	614,741,073
Driehaus International Small Cap Growth Fund	250,195,444	256,919,449
Driehaus Global Growth Fund	39,520,196	24,099,630
Driehaus Mid Cap Growth Fund	12,799,988	14,276,192
Driehaus Large Cap Growth Fund	10,479,379	10,373,542

E.	RESTRICTED SECURITIES

Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 2010, the Funds held no restricted securities.

F.	LINE OF CREDIT

Effective April 1, 2010, Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund and Driehaus International Small Cap Growth Fund obtained an uncommitted line of credit in the amount of $25,000,000 and Driehaus Global Growth Fund, Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund obtained an uncommitted line of credit in the amount of $5,000,000. These lines of credit are available primarily to meet large, unexpected shareholder withdrawals subject to certain restrictions. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of the borrowings plus 1.5%. At June 30, 2010, the Funds had no outstanding borrowings under the lines of credit.

G.	RISK CONCENTRATIONS

To the extent a Fund invests in foreign securities, it may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.

H.	REDEMPTION FEES

The Funds may charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. The redemption fees are recorded in paid-in capital.

Fund Expense Examples

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ending June 30, 2010.

Actual Expenses

The first line of the tables below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Funds versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Driehaus International Discovery Fund

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	January 1, 2010	June 30, 2010	June 30, 2010*

Actual	$1,000	$882.70	$7.98

Hypothetical (5% return before expenses)	$1,000	$1,016.31	$8.55

Driehaus Emerging Markets Growth Fund

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	January 1, 2010	June 30, 2010	June 30, 2010*

Actual	$1,000	$967.90	$8.05

Hypothetical (5% return before expenses)	$1,000	$1,016.61	$8.25

Driehaus International Small Cap Growth Fund

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	January 1, 2010	June 30, 2010	June 30, 2010*

Actual	$1,000	$964.70	$8.52

Hypothetical (5% return before expenses)	$1,000	$1,016.12	$8.75

Fund Expense Examples — (Continued)

Driehaus Global Growth Fund

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	January 1, 2010	June 30, 2010	June 30, 2010*

Actual	$1,000	$903.80	$9.44

Hypothetical (5% return before expenses)	$1,000	$1,014.88	$9.99

Driehaus Mid Cap Growth Fund

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	January 1, 2010	June 30, 2010	June 30, 2010*

Actual	$1,000	$970.80	$8.55

Hypothetical (5% return before expenses)	$1,000	$1,016.12	$8.75

Driehaus Large Cap Growth Fund

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	January 1, 2010	June 30, 2010	June 30, 2010*

Actual	$1,000	$929.60	$8.37

Hypothetical (5% return before expenses)	$1,000	$1,016.12	$8.75

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the half-year period.

Driehaus International Discovery Fund	1.71%
Driehaus Emerging Markets Growth Fund	1.65%
Driehaus International Small Cap Growth Fund	1.75%
Driehaus Global Growth Fund	2.00%
Driehaus Mid Cap Growth Fund	1.75%
Driehaus Large Cap Growth Fund	1.75%

Driehaus Mutual Funds
Trustees & Officers
Richard H. Driehaus
President
A.R. Umans
Chairman of the Board
Francis J. Harmon
Trustee
Daniel F. Zemanek
Trustee
Robert H. Gordon
Senior Vice President
Michelle L. Cahoon
Vice President & Treasurer
Janet L. McWilliams
Assistant Vice President &
Chief Compliance Officer
Diane J. Drake
Secretary
William H. Wallace, III
Assistant Secretary
Investment Adviser
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611
Distributor
Driehaus Securities LLC
25 East Erie Street
Chicago, IL 60611
Administrator
UMB Fund Services, Inc.
803 W. Michigan St.
Milwaukee, WI 53233
Transfer Agent
UMB Fund Services, Inc.
803 W. Michigan St.
Milwaukee, WI 53233
Custodian
UMB Bank, n.a.
928 Grand Blvd.
Kansas City, MO 64106
Semi-Annual Report to Shareholders
June 30, 2010
Driehaus Active Income Fund
Distributed by:
Driehaus Securities LLC
This report has been prepared for the shareholders of the
Fund and is not an offering to sell or buy any Fund
securities. Such offering is only made by the Fund’s
prospectus.

Driehaus Active Income Fund
Performance Overview (unaudited)
          The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.
          The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $25,000 investment (minimum investment) in the Fund since November 8, 2005 (the date of the Predecessor Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

			Since Inception
Average Annual Returns as of June 30, 2010	1 Year	3 Years	(11/8/2005 to 06/30/2010)
Driehaus Active Income Fund*	8.43%	6.81%	5.94%
Citigroup 3-Month T-Bill Index**	0.12%	1.40%	2.60%
Barclays Capital U.S. Aggregate Bond Index***	9.49%	7.55%	6.40%

You cannot invest directly in either of these indices.
$34,000 $33,349*** $33,000 $32,674* $32,000 $31,000 $30,000 $29,000 $28,157** $28,000 LCMAX* $27,000 $26,000 Citigroup 3-Month T-Bill** $25,000 Barclays Capital US Nov Mar Sep Mar Sep Mar Sep Mar Sep Mar Aggregate Bond*** 2005 2006 2006 2007 2007 2008 2008 2009 2009 2010

*	The Driehaus Active Income Fund (the “Fund”) performance shown above includes the performance of the Lotsoff Capital Management Active Income Fund (the “Predecessor Fund”) for the periods before the Fund’s registration statement became effective. The Fund received the assets and liabilities of the Predecessor Fund on June 1, 2009 through a reorganization of the Predecessor Fund into the Fund. The Predecessor Fund was a nondiversified fund that was a series of another management investment company registered under the Investment Company Act of 1940, as amended. The Fund had no prior operating history prior to succeeding to the assets of the Predecessor Fund. The Fund has substantially similar investment objectives, strategies, and policies as the Predecessor Fund. Financial and performance information of the Fund includes the Predecessor Fund information. The returns for the periods prior to October 1, 2006, reflect fee waivers and/or reimbursements without which performance would have been lower.

**	The Citigroup 3-Month T-Bill Index is designed to mirror the performance of the 3 month U.S. Treasury Bill. The Citigroup 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.

***	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, represents securities that are SEC-registered, taxable and dollar denominated. This index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

1

Driehaus Active Income Fund
Schedule of Investments
June 30, 2010 (unaudited)

Shares, Principal
Amount, or
Number of
Contracts		Value

	ASSET-BACKED SECURITIES 5.54%
$730,951	321 Henderson Receivables I LLC [1,2,4] 0.55% , 9/15/41	$631,873
8,483,539	Bear Stearns Asset Backed Securities Trust [2] 0.41% , 2/25/28	7,847,706
480,599	Citigroup Mortgage Loan Trust, Inc. [2] 0.42% , 1/25/37	354,086
133,846	Citigroup Mortgage Loan Trust, Inc. [2] 0.43% , 1/25/37	129,020
5,137,384	CNL Funding [1] 7.65% , 6/18/14	4,767,528
122,988	Countrywide Asset-Backed Certificates [2] 0.59% , 4/25/34	97,331
20,821,369	Fannie Mae REMICS [2] 0.67% , 6/25/36	20,841,212
1,447,289	Freddie Mac Non Gold Pool [2] 2.71% , 6/1/34	1,506,601
45,976,768	Freddie Mac REMICS 1.50% , 3/15/15	46,141,594
11,052,020	Freddie Mac REMICS [2] 0.55% , 1/15/35	11,039,210
541,828	JP Morgan Alternative Loan Trust [2] 0.41% , 3/25/37	445,682
201,513	Merrill Lynch Mortgage Investors, Inc. [2] 0.82% , 8/25/35	168,280
3,125,125	Wells Fargo Mortgage Loan Trust [1,2,4] 0.46% , 8/27/47	2,765,736

	TOTAL ASSET-BACKED SECURITIES (Cost $96,364,165)	96,735,859

	BANK LOANS 2.40%

	Cosmetics/Personal Care 0.03%
4,810,000	American Safety Razor, Term Loan [2,4] 6.51% , 1/30/14	481,000

	Diversified Financial Services 2.27%
40,000,000	Chrysler Financial Services, Term Loan [2] 6.84% , 8/5/13	39,758,400

	Telecommunications 0.10%
1,994,224	Sorenson Communications, Inc. [2] 6.00% , 8/16/13	1,767,381

See accompanying Notes to Financial Statements.

2

Driehaus Active Income Fund
Schedule of Investments
June 30, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts		Value

	BANK LOANS (continued)
	TOTAL BANK LOANS (Cost $44,119,762)	$42,006,781

	CORPORATE BONDS 44.43%

	Aerospace & Defense 1.34%
$7,000,000	Goodrich Corp. 6.13% , 3/1/19	8,109,052
15,315,000	Wyle Services Corp. [1] 10.50% , 4/1/18	15,315,000

		23,424,052

	Agriculture 2.62%
8,000,000	Altria Group, Inc. 9.70% , 11/10/18	10,146,344
12,000,000	Lorillard Tobacco Co. 8.13% , 6/23/19	13,330,164
22,000,000	Lorillard Tobacco Co. 6.88% , 5/1/20	22,387,948

		45,864,456

	Auto Parts & Equipment 0.62%
2,375,000	Lear Corp. 7.88% , 3/15/18	2,392,813
8,313,000	Lear Corp. 8.13% , 3/15/20	8,375,347

		10,768,160

	Banks 5.21%
57,813,000	JPMorgan Chase & Co. [2] 7.90% , 4/29/49	59,784,365
16,000,000	Morgan Stanley 7.30% , 5/13/19	17,234,944
13,500,000	Wells Fargo & Co. [2] 7.98% , 3/15/18	13,972,500

		90,991,809

	Chemicals 1.80%
18,500,000	CF Industries, Inc. 7.13% , 5/1/20	19,008,750

See accompanying Notes to Financial Statements.

3

Driehaus Active Income Fund
Schedule of Investments
June 30, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts		Value

	CORPORATE BONDS (continued)
$12,000,000	Nalco Co. 8.88% , 11/15/13	$12,360,000

		31,368,750

	Coal 0.41%
7,100,000	International Coal Group, Inc. 9.13% , 4/1/18	7,135,500

	Commercial Services 0.13%
2,250,000	DynCorp International, Inc. [1] 10.38% , 7/1/17	2,266,875

	Computers 0.44%
8,000,000	Seagate HDD Cayman (Cayman Islands)[1,3] 6.88% , 5/1/20	7,640,000

	Diversified Financial Services 4.44%
34,843,000	American Express Co. [2] 6.80% , 9/1/66	33,449,280
5,983,000	Fibria Overseas Finance Ltd. (Cayman Islands)[1,3] 7.50% , 5/4/20	6,102,660
5,000,000	Ford Motor Credit Co. LLC 7.38% , 2/1/11	5,094,325
10,800,000	Jefferies Group, Inc. 8.50% , 7/15/19	12,150,734
13,137,000	Midwest Gaming Borrower LLC / Midwest Finance Corp. [1] 11.63% , 4/15/16	12,972,788
5,000,000	SLM Corp. [2] 0.48% , 7/26/10	4,966,625
3,824,000	Textron Financial Corp. [1,2] 6.00% , 2/15/67	2,940,690

		77,677,102

	Hand/Machine Tools 0.25%
4,500,000	Stanley Black & Decker, Inc. [2] 5.90% , 12/1/45	4,442,418

	Holding Companies — Diversified 0.23%
4,000,000	Susser Holdings LLC / Susser Finance Corp. [1] 8.50% , 5/15/16	4,020,000

See accompanying Notes to Financial Statements.

4

Driehaus Active Income Fund
Schedule of Investments
June 30, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts		Value

	CORPORATE BONDS (continued)
	Household Products/Wares 0.47%
$8,000,000	Spectrum Brands Holdings, Inc. [1] 9.50% , 6/15/18	$8,260,000

	Housewares 1.15%
20,500,000	Ames True Temper, Inc. 10.00% , 7/15/12	20,090,000

	Insurance 2.55%
29,500,000	Chubb Corp. [2] 6.38% , 3/29/67	28,615,000
17,000,000	Travelers Cos., Inc. [2] 6.25% , 3/15/37	15,973,591

		44,588,591

	Iron/Steel 2.94%
9,000,000	AK Steel Corp. 7.63% , 5/15/20	8,775,000
13,000,000	Allegheny Technologies, Inc. 9.38% , 6/1/19	15,374,099
25,625,000	ArcelorMittal (Luxembourg)[3] 7.00% , 10/15/39	27,153,352

		51,302,451

	Leisure Time 1.66%
29,150,000	Equinox Holdings, Inc. [1] 9.50% , 2/1/16	28,967,813

	Lodging 1.47%
7,000,000	Hyatt Hotels Corp. [1] 6.88% , 8/15/19	7,538,909
18,110,000	MGM MIRAGE 8.50% , 9/15/10	18,155,275

		25,694,184

	Media 0.17%
600,000	Clear Channel Worldwide Holdings, Inc. [1] 9.25% , 12/15/17	600,000

See accompanying Notes to Financial Statements.

5

Driehaus Active Income Fund
Schedule of Investments
June 30, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts		Value

	CORPORATE BONDS (continued)
$2,400,000	Clear Channel Worldwide Holdings, Inc. [1] 9.25% , 12/15/17	$2,424,000

		3,024,000

	Miscellaneous Manufacturing 2.83%
19,475,000	Amsted Industries, Inc. [1,4] 8.13% , 3/15/18	19,280,250
32,140,000	GE Capital Trust I [2] 6.38% , 11/15/67	30,091,075

		49,371,325

	Oil & Gas 1.86%
7,000,000	Anadarko Petroleum Corp. 8.70% , 3/15/19	6,618,822
6,200,000	Sunoco, Inc. 5.75% , 1/15/17	6,274,140
13,000,000	Tesoro Corp. 6.63% , 11/1/15	12,252,500
7,500,000	Valero Energy Corp. 6.63% , 6/15/37	7,324,852

		32,470,314

	Pharmaceuticals 0.68%
12,000,000	Patheon, Inc. (Canada)[1,3] 8.63% , 4/15/17	11,970,000

	Pipelines 2.01%
31,500,000	Enbridge Energy Partners LP [2] 8.05% , 10/1/77	31,058,118
4,250,000	Oneok, Inc. 6.00% , 6/15/35	4,019,676

		35,077,794

	Retail 6.50%
13,000,000	Best Buy Co., Inc. 6.75% , 7/15/13	14,550,523
11,325,000	CVS Caremark Corp. [2] 6.30% , 6/1/62	10,140,212
See accompanying Notes to Financial Statements.

6

Driehaus Active Income Fund
Schedule of Investments
June 30, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts		Value

	CORPORATE BONDS (continued)
$3,512,000	Michaels Stores, Inc. 10.00% , 11/1/14	$3,643,700
15,500,000	Michaels Stores, Inc. 11.38% , 11/1/16	16,197,500
19,483,000	Neiman Marcus Group, Inc. 9.00% , 10/15/15	19,629,123
10,362,000	Neiman Marcus Group, Inc. 10.38% , 10/15/15	10,595,145
500,000	QVC, Inc. [1] 7.38% , 10/15/20	488,750
22,850,000	Rite Aid Corp. 10.38% , 7/15/16	23,164,187
12,850,000	Rite Aid Corp. 9.50% , 6/15/17	10,247,875
5,000,000	Rite Aid Corp. 10.25% , 10/15/19	5,006,250

		113,663,265

	Software 0.58%
10,000,000	SSI Investments II/SSI Co. — Issuer LLC [1] 11.13% , 6/1/18	10,200,000

	Telecommunications 2.07%
1,000,000	Sorenson Communications, Inc. [1] 10.50% , 2/1/15	635,000
26,000,000	Telcordia Technologies, Inc. [1] 11.00% , 5/1/18	24,830,000
10,000,000	Telecom Italia Capital S.A. (Italy)[3] 7.18% , 6/18/19	10,784,040

		36,249,040

	TOTAL CORPORATE BONDS (Cost $750,210,692)	776,527,899

	CONVERTIBLE CORPORATE BONDS 16.26%

	Airlines 1.33%
2,250,000	Continental Airlines, Inc. 5.00% , 6/15/23	2,556,562
20,900,000	UAL Corp. 5.00% , 2/1/21	20,691,000

		23,247,562

See accompanying Notes to Financial Statements.

7

Driehaus Active Income Fund
Schedule of Investments
June 30, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts		Value

	CONVERTIBLE CORPORATE BONDS (continued)
	Auto Manufacturers 1.30%
$18,150,000	Ford Motor Co. 4.25% , 11/15/16	$22,710,188

	Biotechnology 2.08%
19,170,000	Amylin Pharmaceuticals, Inc. 2.50% , 4/15/11	18,906,412
15,382,000	Life Technologies Corp. 3.25% , 6/15/25	17,381,660

		36,288,072

	Building Materials 0.33%
4,988,000	Trex Co., Inc. 6.00% , 7/1/12	5,786,080

	Commercial Services 0.06%
750,000	Hertz Global Holdings, Inc. 5.25% , 6/1/14	1,004,063

	Distribution/Wholesale 0.12%
2,150,000	School Specialty, Inc. [2] 3.75% , 8/1/23	2,150,000

	Electrical Components & Equipment 2.26%
6,000,000	SunPower Corp. [1] 4.50% , 3/15/15	4,650,000
46,119,000	Suntech Power Holdings Co., Ltd. (China)[3] 3.00% , 3/15/13	34,877,494

		39,527,494

	Energy — Alternate Sources 1.04%
22,960,000	LDK Solar Co., Ltd. (China)[3] 4.75% , 4/15/13	18,253,200

	Entertainment 1.50%
23,818,000	International Game Technology 3.25% , 5/1/14	26,199,800

See accompanying Notes to Financial Statements.

8

Driehaus Active Income Fund
Schedule of Investments
June 30, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts		Value

	CONVERTIBLE CORPORATE BONDS (continued)
	Food 0.31%
$4,600,000	Tyson Foods, Inc. 3.25% , 10/15/13	$5,393,500

	Lodging 0.30%
5,000,000	Gaylord Entertainment Co. [1] 3.75% , 10/1/14	5,237,500

	Miscellaneous Manufacturing 0.29%
5,000,000	Griffon Corp. [1] 4.00% , 1/15/17	5,025,000

	Pharmaceuticals 0.06%
1,000,000	Cephalon, Inc. 2.50% , 5/1/14	1,055,000

	Real Estate Investment Trusts 1.45%
14,000,000	Boston Properties LP [1] 3.63% , 2/15/14	13,930,000
10,000,000	Host Hotels & Resorts LP [1] 2.50% , 10/15/29	11,350,000

		25,280,000

	Retail 0.10%
1,500,000	Regis Corp. 5.00% , 7/15/14	1,815,000

	Semiconductors 1.14%
21,100,000	ON Semiconductor Corp. 2.63% , 12/15/26	19,860,375

	Telecommunications 2.59%
16,625,000	NII Holdings, Inc. 3.13% , 6/15/12	15,772,969
25,050,000	Virgin Media, Inc. 6.50% , 11/15/16	29,465,062

		45,238,031

	TOTAL CONVERTIBLE CORPORATE BONDS (Cost $270,247,440)	284,070,865

See accompanying Notes to Financial Statements.

9

Driehaus Active Income Fund
Schedule of Investments
June 30, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts		Value

	U.S. GOVERNMENT AND AGENCY SECURITIES 4.80%
$20,000,000	Federal Home Loan Banks 1.38% , 5/16/11	$20,168,360
62,626,500	United States Treasury Inflation Indexed Bonds 3.50% , 1/15/11	63,707,809

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $83,483,376)	83,876,169

	COMMON STOCK 0.60%

	Auto Parts & Equipment 0.45%
119,972	Lear Corp. *	7,942,146

	Real Estate Investment Trusts 0.15%
44,300	Digital Realty Trust, Inc.	2,555,224

	TOTAL COMMON STOCK (Cost $9,978,417)	10,497,370

	CONVERTIBLE PREFERRED STOCK 2.06%

	Auto Manufacturers 0.41%
159,916	Ford Motor Co. Capital Trust II 6.50% , 1/15/32	7,060,292

	Banks 1.65%
26,231	Bank of America Corp. 7.25% , 12/31/49	23,817,748
45,000	Citigroup, Inc. 7.50% , 12/15/12	5,085,000

		28,902,748

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost $30,811,723)	35,963,040

	PREFERRED STOCKS 3.74%

	Banks 0.37%
249,162	BB&T Capital Trust VII 8.10% , 11/1/64	6,485,687

	Food 1.75%
285	H.J. Heinz Finance Co. [1] 8.00% , 7/15/13	30,530,625

See accompanying Notes to Financial Statements.

10

Driehaus Active Income Fund
Schedule of Investments
June 30, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts		Value

	PREFERRED STOCKS (continued)
	Telecommunications 1.62%
27,242	Centaur Funding Corp. (Cayman Islands)[1,3] 9.08% , 4/21/20	$28,399,785

	TOTAL PREFERRED STOCKS (Cost $61,410,880)	65,416,097

	SHORT-TERM INVESTMENTS 18.53%

$323,857,421	UMB Money Market Fiduciary 0.03%	323,857,421

	TOTAL SHORT-TERM INVESTMENTS (Cost $323,857,421)	323,857,421

	PURCHASED PUT OPTIONS 1.48%

71,615	LDK Solar Co. Ltd., Exercise Price: $2.50, (China)* 3 Expiration Date: January, 2011	2,864,600
1,875	Russell 2000 Index, Exercise Price: $720.00, * Expiration Date: September, 2010	21,693,750
22,719	Suntech Power Holdings Co., Ltd., Exercise Price: $5.00, (China)* 3 Expiration Date: January, 2011	954,198
10,000	Trina Solar Ltd. — Spon. ADR, Exercise Price: $1.25, (China)* 3 Expiration Date: January, 2011	—
6,668	Trina Solar Ltd. — Spon. ADR, Exercise Price: $2.50, (China)* 3 Expiration Date: January, 2011	—
14,447	UAL Corp., Exercise Price: $2.50,* Expiration Date: January, 2011	137,247
701	YRC Worldwide, Inc., Exercise Price: $2.50, * Expiration Date: January, 2011	170,343

	TOTAL PURCHASED PUT OPTIONS (Cost $16,054,782)	25,820,138

	TOTAL INVESTMENTS (Cost $1,686,538,658) 99.84%	1,744,771,639

	Other Assets less Liabilities 0.16%	2,784,147

	NET ASSETS 100.00%	$1,747,555,786

See accompanying Notes to Financial Statements.

11

Driehaus Active Income Fund
Schedule of Investments
June 30, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts		Value

	SECURITIES SOLD SHORT (35.13)%
	CONVERTIBLE CORPORATE BONDS (0.25)%

	Real Estate Investment Trusts (0.25)%
$(3,000,000)	Digital Realty Trust LP [1] 5.50% , 4/15/29	$(4,299,375)

	TOTAL CONVERTIBLE CORPORATE BONDS (Proceeds $2,952,645)	(4,299,375)

	U.S. GOVERNMENT AND AGENCY SECURITIES (28.96)%

	United States Treasury Note/Bond
(58,300,000)	2.63% , 6/30/14	(60,955,390)
(30,000,000)	3.13% , 1/31/17	(31,380,480)
(156,239,000)	2.75% , 2/15/19	(155,677,477)
(10,000,000)	3.13% , 5/15/19	(10,210,160)
(20,000,000)	3.63% , 8/15/19	(21,151,560)
(98,000,000)	3.63% , 2/15/20	(103,558,462)
(30,000,000)	3.50% , 5/15/20	(31,401,510)
(31,062,500)	4.25% , 5/15/39	(32,848,594)
(53,500,000)	4.50% , 8/15/39	(58,933,620)

		(506,117,253)

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Proceeds $480,754,369)	(506,117,253)

	COMMON STOCK (5.39)%

	Airlines (0.06)%
(44,100)	Continental Airlines, Inc. — Cl. B *	(970,200)

	Auto Manufacturers (0.98)%
(1,694,227)	Ford Motor Co. *	(17,077,808)

	Biotechnology (0.63)%
(233,910)	Life Technologies Corp. *	(11,052,248)

	Building Materials (0.15)%
(129,428)	Trex Co., Inc. *	(2,600,209)

See accompanying Notes to Financial Statements.

12

Driehaus Active Income Fund
Schedule of Investments
June 30, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts		Value

	COMMON STOCK (continued)
	Commercial Services (0.04)%
(76,925)	Hertz Global Holdings, Inc. *	$(727,710)

	Entertainment (0.73)%
(812,510)	International Game Technology	(12,756,407)

	Food (0.14)%
(147,800)	Tyson Foods, Inc.	(2,422,442)

	Lodging (0.19)%
(152,450)	Gaylord Entertainment Co. *	(3,367,621)

	Miscellaneous Manufacturing (0.14)%
(225,000)	Griffon Corp. *	(2,488,500)

	Pharmaceuticals (0.03)%
(10,150)	Cephalon, Inc. *	(576,012)

	Real Estate Investment Trusts (0.61)%
(47,400)	Boston Properties, Inc.	(3,381,516)
(540,000)	Host Hotels & Resorts, Inc.	(7,279,200)

		(10,660,716)

	Retail (0.07)%
(72,750)	Regis Corp.	(1,132,718)

	Semiconductors (0.49)%
(1,337,988)	ON Semiconductor Corp. *	(8,536,363)

	Telecommunications (1.13)%
(1,186,000)	Virgin Media, Inc.	(19,794,340)

	TOTAL COMMON STOCK (Proceeds $95,556,654)	(94,163,294)

See accompanying Notes to Financial Statements.

13

Driehaus Active Income Fund
Schedule of Investments
June 30, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts		Value

	WRITTEN PUT OPTIONS (0.53)%
(1,875)	Russell 2000 Index, Exercise Price: $620.00, * 4 Expiration Date: September, 2010	$(9,262,500)

	TOTAL WRITTEN PUT OPTIONS (Proceeds $2,619,375)	(9,262,500)

	TOTAL SECURITIES SOLD SHORT (Proceeds $581,883,043)	$(613,842,422)

*	Non-income producing security.

[1]	144A restricted security.

[2]	Variable rate security.

[3]	Foreign security denominated in U.S. dollars. These securities represent 8.53% of net assets.

[4]	Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.
Percentages are stated as a percent of net assets.
See accompanying Notes to Financial Statements.

14

Driehaus Active Income Fund
Schedule of Investments
June 30, 2010 (continued)
SWAP CONTRACTS
Credit Default Swaps

						Premium	Unrealized
		Notional	Pay/Receive(A)	Fixed	Expiration	Paid	Appreciation/	Credit
Counterparty	Reference Instrument	Amount(B)	Fixed Rate	Rate	Date	(Received)	(Depreciation)	Event	Rating(C)

Goldman Sachs	Boston Properties L.P. 6.25%, 1/15/13	$11,000,000	Pay	1.00%	9/20/2014	$848,323	$(669,625)	Bankruptcy/FTP	A-
Goldman Sachs	Brunswick Corp. 7.13%, 8/1/27	10,000,000	Pay	5.00	12/20/2014	40,542	145,473	Bankruptcy/FTP	CCC
Goldman Sachs	Brunswick Corp. 7.13%, 8/1/27	10,000,000	Pay	5.00	12/20/2014	(143,212)	329,228	Bankruptcy/FTP	CCC
Goldman Sachs	Centex Corp. 5.25%, 6/15/15	5,000,000	Pay	4.21	3/20/2013	0	(390,889)	Restructuring/Bankruptcy/FTP	BB
Goldman Sachs	Continental Airlines, Inc. 5.00%, 6/15/23	1,000,000	Receive	5.00	6/20/2013	(400,000)	290,194	Bankruptcy/FTP	CCC+
Goldman Sachs	Continental Airlines, Inc. 5.00%, 6/15/23	500,000	Receive	4.93	6/20/2012	0	(28,075)	Bankruptcy/FTP	CCC+
Goldman Sachs	Continental Airlines, Inc. 5.00%, 6/15/23	1,000,000	Receive	5.00	6/20/2013	(290,000)	180,194	Bankruptcy/FTP	CCC+
Goldman Sachs	CVS Caremark Corp. 4.78%, 9/15/14	10,000,000	Pay	1.00	9/20/2014	(286,840)	101,139	Bankruptcy/FTP	BBB+
Goldman Sachs	Dow Jones CDX NA High Yield Series II Index	7,830,000	Pay	5.00	12/20/2013	2,158,144	(2,118,770)	Bankruptcy/FTP	CCC
Goldman Sachs	Dow Jones CDX NA Investment Grade Series 8 Index	2,420,000	Receive	0.35	6/20/2012	(34,974)	(1,726)	Bankruptcy/FTP	BBB
Goldman Sachs	Enbridge Energy, L.P. 4.75%, 6/1/13	10,000,000	Pay	1.00	6/20/2015	56,732	200,063	Bankruptcy/FTP	BBB
Goldman Sachs	H.J. Heinz Co. 6.38%, 7/15/28	10,000,000	Pay	1.00	9/20/2014	(320,193)	156,873	Bankruptcy/FTP	BBB
Goldman Sachs	iStar Financial, Inc. 6.00%, 12/15/10	4,000,000	Pay	5.50	3/20/2013	0	722,427	Restructuring/Bankruptcy/FTP	CCC+
Goldman Sachs	iStar Financial, Inc. 6.00%, 12/15/10	4,000,000	Pay	5.05	6/20/2013	0	773,375	Restructuring/Bankruptcy/FTP	CCC+
Goldman Sachs	iStar Financial, Inc. 5.95%, 10/15/13	5,000,000	Pay	5.00	6/20/2013	700,000	271,104	Restructuring/Bankruptcy/FTP	CCC+
Goldman Sachs	iStar Financial, Inc. 5.95%, 10/15/13	5,000,000	Pay	5.00	6/20/2013	725,000	246,104	Restructuring/Bankruptcy/FTP	CCC+
Goldman Sachs	Limited Brands, Inc. 6.13%, 12/1/12	4,150,000	Pay	3.38	6/20/2013	0	(223,499)	Restructuring/Bankruptcy/FTP	BB
Goldman Sachs	Limited Brands, Inc. 6.13%, 12/1/12	4,700,000	Pay	2.55	6/20/2013	0	(140,314)	Restructuring/Bankruptcy/FTP	BB
Goldman Sachs	Liz Claiborne, Inc. 5.00%, 7/8/13	15,000,000	Pay	5.00	9/20/2014	1,875,000	(46,805)	Bankruptcy/FTP	CCC+
Goldman Sachs	Liz Claiborne, Inc. 5.00%, 7/8/13	15,000,000	Pay	5.00	12/20/2014	1,087,500	799,532	Bankruptcy/FTP	CCC+
Goldman Sachs	Newell Rubbermaid, Inc. 5.50%, 4/15/13	30,000,000	Pay	1.00	6/20/2014	620,488	(560,814)	Bankruptcy/FTP	BBB-
See accompanying Notes to Financial Statements.

15

Driehaus Active Income Fund
Schedule of Investments
June 30, 2010 (continued)
Credit Default Swaps (continued)

						Premium	Unrealized
		Notional	Pay/Receive(A)	Fixed	Expiration	Paid	Appreciation/	Credit
Counterparty	Reference Instrument	Amount(B)	Fixed Rate	Rate	Date	(Received)	(Depreciation)	Event	Rating(C)

Goldman Sachs	RadioShack Corp. 7.38%, 5/15/11	$9,000,000	Pay	2.27%	9/20/2013	$—	$62,015	Restructuring/Bankruptcy/FTP	BB
Goldman Sachs	Standard Pacific Corp. 7.00%, 8/15/15	4,000,000	Receive	6.70	9/20/2013	0	232,534	Bankruptcy/FTP	B-
Goldman Sachs	The Chubb Corp. 6.60%, 8/15/18	10,000,000	Pay	1.00	12/20/2014	(242,813)	150,374	Bankruptcy/FTP	A+
Goldman Sachs	The Chubb Corp. 6.60%, 8/15/18	10,000,000	Pay	1.00	3/20/2015	(257,326)	170,194	Bankruptcy/FTP	A+
Goldman Sachs	TRW Automotive, Inc. 7.25%, 3/15/17	5,000,000	Pay	5.00	3/20/2015	92,579	(91,546)	Bankruptcy/FTP	B+
Goldman Sachs	TRW Automotive, Inc. 7.25%, 3/15/17	3,000,000	Pay	5.00	6/20/2015	(133,100)	151,217	Bankruptcy/FTP	B+
Goldman Sachs	Tyson Foods, Inc. 7.85%, 4/1/16	6,000,000	Pay	3.05	9/20/2013	0	(295,637)	Restructuring/Bankruptcy/FTP	BB
Goldman Sachs	Vornado Realty L.P. 4.75%, 12/1/10	5,500,000	Pay	1.50	6/20/2013	0	(63,111)	Restructuring/Bankruptcy/FTP	BBB

Total Credit Default Swaps						6,095,850	351,229

Total Swap Contracts						$6,095,850	$351,229

(A)	If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable insturment and thus is a seller of protection.

(B)	For contracts to sell protection, the notional amout is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.

(C)	Based on Standard & Poor’s corporation credit rating.
FTP=Failure to Pay
See accompanying Notes to Financial Statements.

16

Driehaus Active Income Fund
Statement of Assets and Liabilities
June 30, 2010 (unaudited)

ASSETS:
Investments securities, at fair value (cost $1,670,483,876)	$1,718,951,501
Purchased options, at fair value (cost $16,054,782)	25,820,138
Unrealized appreciation on open swap contracts	4,982,040
Premiums paid on open swap contracts	8,204,308
Cash	15,110
Cash collateral held in escrow to cover futures	100,000
Deposit at broker	600,857,840
Receivable for investment securities sold	214,288
Receivable for capital stock sold	3,413,059
Receivable for interest and dividends	18,341,643
Prepaid expenses	17,911

Total Assets	2,380,917,838

LIABILITIES:
Payable for investment securities sold short, at fair value (proceeds $579,263,668)	604,579,922
Written options outstanding, at fair value (premiums received $2,619,375)	9,262,500
Unrealized depreciation on open swap contracts	4,630,811
Premiums received on open swap contracts	2,108,458
Payable for capital stock redeemed	1,147,046
Payable for investment securities purchased	5,326,458
Payable for interest and dividends on securities sold short	4,975,088
Accrued investment advisory fees	784,029
Accrued shareholder services plan fees	282,079
Accrued administration and accounting fees	66,460
Accrued chief compliance officer fees	1,387
Accrued expenses	197,814

Total Liabilities	633,362,052

NET ASSETS	$1,747,555,786

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	161,315,108

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.83

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2010:
Paid-in-capital	$1,745,179,852
Undistributed net investment loss	(51,078,572)
Undistributed net realized gain on investments and swap contracts	26,829,675
Net unrealized appreciation/(depreciation) on:
Investments	48,467,625
Purchased options	9,765,356
Securities sold short	(25,316,254)
Written options	(6,643,125)
Swap contracts	351,229

NET ASSETS	$1,747,555,786

See accompanying Notes to Financial Statements.

17

Driehaus Active Income Fund
Statement of Operations
For the Six Months Ended June 30, 2010 (unaudited)

INVESTMENT INCOME:
Interest income	$35,536,154
Dividend income	4,590,387

Total investment income	40,126,541

EXPENSES:
Investment advisory fees	4,287,891
Shareholder services plan fees	1,153,644
Custody fees	802,785
Administration and fund accounting fees	380,863
Federal and state registration fees	56,384
Transfer agent fees and expenses	40,910
Legal fees	39,909
Audit and tax fees	28,608
Trustees’ fees	24,720
Reports to shareholders	11,256
Chief compliance officer fees	5,316
Miscellaneous	45,552

Total expenses before dividends and interest on short positions and interest expense	6,877,838

Interest on short positions	6,505,636
Dividends on short positions	350,862
Interest expense	21,863

Total expenses	13,756,199

NET INVESTMENT INCOME	26,370,342

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on transactions from:
Investments	42,999,394
Purchased options	(932,191)
Securities sold short	(11,265,439)
Written options	(14,751)
Swap contracts	(3,957,338)

Total realized gain/(loss) on investments	26,829,675

Change in net unrealized appreciation/(depreciation) on:
Investments	(60,019,066)
Purchased options	14,333,219
Short positions	(8,771,132)
Written options	(6,735,501)
Swap contracts	5,610,752

Total change in net unrealized appreciation/(depreciation) on investments	(55,581,728)

Net realized and unrealized loss on investments	(28,752,053)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,381,711)

See accompanying Notes to Financial Statements.

18

Driehaus Active Income Fund
Statements of Changes in Net Assets

	Six Months	October 1, 2009*
	Ended	to	Year Ended
	June 30, 2010	December 31,	September 30,
	(Unaudited)	2009	2009

OPERATIONS:
Net investment income	$26,370,342	$8,433,258	$26,884,733
Net realized gain on investments	26,829,675	3,144,737	34,857,664
Net change in unrealized appreciation/(depreciation) on investments	(55,581,728)	22,130,705	78,893,647

Net increase/(decrease) in net assets resulting from operations	(2,381,711)	33,708,700	140,636,044

DISTRIBUTIONS:
Net investment income	—	(166,733,165)	(2,850,202)

Total distributions	—	(166,733,165)	(2,850,202)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	801,981,444	338,381,727	1,059,804,828
Reinvested distributions	—	166,549,891	2,850,202
Cost of shares redeemed	(311,757,951)	(148,375,290)	(651,368,419)

Net increase from capital transactions	490,223,493	356,556,328	411,286,611

TOTAL INCREASE IN NET ASSETS	487,841,782	223,531,863	549,072,453

NET ASSETS:

Beginning of period	1,259,714,004	1,036,182,141	487,109,688

End of period	$1,747,555,786	$1,259,714,004	$1,036,182,141

Undistributed net investment income/(loss)	$(51,078,572)	$(77,448,914)	$77,706,256

CAPITAL SHARE TRANSACTIONS IN SHARES:
Shares sold	73,274,213	27,798,243	98,672,505
Reinvested distributions	—	15,407,020	279,158
Shares redeemed	(28,498,441)	(12,139,102)	(61,398,545)

Net increase	44,775,772	31,066,161	37,553,118

*	Fiscal year end changed to December 31.
See accompanying Notes to Financial Statements.

19

Driehaus Active Income Fund
Financial Highlights
For a Fund Share Outstanding
Throughout the Period.

	Six Months		October 1,								November 8,
	Ended		2009** to		Year Ended		Year Ended		Year Ended		2005* to
	June 30, 2010		December 31,		September		September		September		September
	(Unaudited)		2009		30, 2009		30, 2008		30, 2007		30, 2006

Net asset value, beginning of period	$10.81		$12.12		$10.17		$10.25		$10.37		$10.00

Income from investment operations:
Net investment income	0.18		0.09		0.38		0.23		0.40		0.23
Net realized and unrealized gain/(loss) on investments	(0.16)		0.26		1.61		(0.24)		(0.21)		0.18

Total from investment operations	0.02		0.35		1.99		(0.01)		(0.19)		0.41

Less distributions to shareholders from:
Net investment income	—		(1.66)		(0.04)		(0.04)		(0.31)		(0.04)
Tax return of capital	—		—		—		(0.03)		—		—

Total distributions	—		(1.66)		(0.04)		(0.07)		(0.31)		(0.04)

Net asset value, end of period	$10.83		$10.81		$12.12		$10.17		$10.25		$10.37

Total Return	0.18	%(1)	2.87	%(1)	19.66%		(0.13)%		1.88%		4.16	%(1)
Supplemental data and ratios:
Net assets, end of period (in 000’s)	$1,747,556		$1,259,714		$1,036,182		$487,110		$191,949		$93,604
Ratio of total expenses to average net assets less waivers	1.76	%(2)(3)	1.99	%(2)(5)	1.96	%(7)	1.45	%(9)	1.17	%(11)	0.95	%(2)
Ratio of total expenses to average net assets before waivers	1.76	%(2)(3)	1.99	%(2)(5)	1.96	%(7)	1.45	%(9)	1.17	%(11)	0.98	%(2)
Ratio of net investment income to average net assets, net of waivers	3.38	%(2)(4)	2.85	%(2)(6)	3.52	%(8)	2.54	%(10)	3.86	%(12)	3.48	%(2)
Ratio of net investment income to average net assets, before waivers	3.38	%(2)(4)	2.85	%(2)(6)	3.52	%(8)	2.54	%(10)	3.86	%(12)	3.45	%(2)
Portfolio turnover rate	31	%(1)	7	%(1)	150%		387%		495%		363	%(1)

*	Inception.

**	Fiscal year end change to December 31.

(1)	Not annualized.

(2)	Annualized.

(3)	The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short and interest expense, the ratio of expenses to average net assets was 0.88%.

(4)	The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.26%.

(5)	The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.96%.

(6)	The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 3.88%.

(7)	The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.91%.

(8)	The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.56%.

(9)	The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.94%.

(10)	The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 3.05%.

(11)	The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.87%.

(12)	The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.16%.
See accompanying Notes to Financial Statements.

20

Driehaus Active Income Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
A. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization
          The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company, organized as a Delaware statutory trust, with seven separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The Driehaus Active Income Fund (the “Fund”) commenced operations on June 1, 2009 following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the shareholders of the Acquired Fund. The reorganization was accomplished by a tax-free exchange of Acquired Fund shares for an equal number of Fund shares as of June 1, 2009. The Fund seeks to provide current income and capital appreciation.
Significant Accounting Policies
          The presentation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.
Securities Valuation
          Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq markets are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the closing bid and ask prices from the exchange the security is primarily traded on. Long-term fixed income securities are valued at the mean of representative quoted bid and asked price or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. Short-term investments with remaining maturities of 60 days or less are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees.
          In September 2006, the Financial Accounting Standards Board (“FASB”) issued “Fair Value Measurements” (the “Fair Value Statement”), which was effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund commenced complying with the Fair Value Statement in fiscal year 2009. In April 2009, the FASB clarified the Fair Value Statement. This clarification is effective for interim and annual periods ending after June 15, 2009. The clarification expands existing financial statement footnote disclosures to include a breakout of the current Fair Value Statement chart that adds information on security types.
          In January 2010, the FASB issued Accounting Standards Update (ASU) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 amends FASB’s “Fair Value Statement” and provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the ASU requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as

21

Driehaus Active Income Fund
Notes to Financial Statements—(Continued)
June 30, 2010 (Unaudited)
the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the ASU is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.
          The three levels of the fair value hierarchy under the Fair Value Statement are described below:
▪	Level 1 — quoted prices for active markets for identical securities

▪	Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$96,735,859	$—	$96,735,859
Bank Loans	—	42,006,781	—	42,006,781
Common Stocks
Auto Parts & Equipment	7,942,146	—	—	7,942,146
Real Estate Investment Trusts	2,555,224	—	—	2,555,224
Convertible Corporate Bonds	—	284,070,865	—	284,070,865
Convertible Preferred Stocks
Auto Manufacturers	7,060,292	—	—	7,060,292
Banks	28,902,748	—	—	28,902,748
Corporate Bonds	—	776,527,899	—	776,527,899
Demand Deposit	323,857,421	—	—	323,857,421
Preferred Stocks
Banks	6,485,687	—	—	6,485,687
Food	—	30,530,625	—	30,530,625
Telecommunications	—	28,399,785	—	28,399,785
Purchased Put Options	25,820,138	—	—	25,820,138
U.S. Government And Agency Securities	—	83,876,169	—	83,876,169

Total	$402,623,656	$1,342,147,983	$—	$1,744,771,639

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$(970,200)	$—	$—	$(970,200)
Auto Manufacturers	(17,077,808)	—	—	(17,077,808)

22

Driehaus Active Income Fund
Notes to Financial Statements—(Continued)
June 30, 2010 (Unaudited)

Liabilities (continued)	Level 1	Level 2	Level 3	Total
Biotechnology	$(11,052,248)	$—	$—	$(11,052,248)
Building Materials	(2,600,209)	—	—	(2,600,209)
Commercial Services	(727,710)	—	—	(727,710)
Entertainment	(12,756,407)	—	—	(12,756,407)
Food	(2,422,442)	—	—	(2,422,442)
Lodging	(3,367,621)	—	—	(3,367,621)
Miscellaneous Manufacturing	(2,488,500)	—	—	(2,488,500)
Pharmaceuticals	(576,012)	—	—	(576,012)
Real Estate Investment Trusts	(10,660,716)	—	—	(10,660,716)
Retail	(1,132,718)	—	—	(1,132,718)
Semiconductors	(8,536,363)	—	—	(8,536,363)
Telecommunications	(19,794,340)	—	—	(19,794,340)
Convertible Corporate Bonds	—	(4,299,375)	—	(4,299,375)
Written Put Options	—	(9,262,500)	—	(9,262,500)
U.S. Government And Agency Securities	—	(506,117,253)	—	(506,117,253)

Total	$(94,163,294)	$(519,679,128)	$—	$(613,842,422)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Credit Default Swaps	$—	$6,447,079	$—	$6,447,079

Total Swap Contracts	$—	$6,447,079	$—	$6,447,079

*	Other financial instruments are swap contracts, which are detailed in the Schedule of Investments.
Federal Income Taxes
          The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all its taxable income to its shareholders. Therefore, no federal income tax provision is required.
          FASB’s “Accounting for Uncertainty in Income Taxes” (“Tax Statement”) requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has evaluated the implications of the Tax Statement and all of the uncertain tax positions and has determined that no liability is required to be recorded in the financial statements as of June 30, 2010. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax years ended September 30, 2006, September 30, 2007, September 30, 2008, September 30, 2009 and December 31, 2009 remain subject to examination by taxing authorities.

23

Driehaus Active Income Fund
Notes to Financial Statements—(Continued)
June 30, 2010 (Unaudited)
          At June 30, 2010, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$1,744,771,639

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	—

Net Unrealized Appreciation/(Depreciation) on Investments	$—

          The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.
          The tax character of distributions paid were as follows:

	October 1, 2009 to	October 1, 2008 to	October 1, 2007 to
Distributions paid from:	December 31, 2009	September 30, 2009	September 30, 2008
Ordinary income	$166,733,165	$2,850,202	$1,426,191
Tax return of capital	—	—	(677,538)

Total distributions paid	$166,733,165	$2,850,202	$748,653

As of December 31, 2009, the components of accumulated earnings (deficit) were as follows:

Undistributed ordinary income	$4,759,138
Undistributed long-term capital gains	—

Accumulated earnings	4,759,138
Accumulated capital and other losses	—
Unrealized appreciation/(depreciation)	—

Total accumulated earnings/(deficit)	$4,759,138

Distributions to Shareholders
          The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment in the timing of recognition of certain gains and losses in security transactions. As of June 30, 2010, the Fund has elected treatment as a trader in securities and marks to market its portfolio of securities held at the end of each taxable year for income tax reporting purposes. Consequently, any realized and unrealized gain or loss on the Fund’s portfolio of securities will be recognized as ordinary income or loss for income tax reporting purposes. The Fund has applied to the IRS to revoke this election. If the IRS approves the revocation, the Fund will no longer mark to market its portfolio securities at the end of each year and could have distributions that may be treated as capital gain distributions.
Foreign Currency Translation
          Foreign currency and equity securities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Fund’s valuations.
          Net realized foreign exchange gains or losses which are reported by the Fund result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contract

24

Driehaus Active Income Fund
Notes to Financial Statements—(Continued)
June 30, 2010 (Unaudited)
transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.
          Net realized foreign exchange gains or losses on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Fund had no portfolio hedges during the period January 1, 2010 through June 30, 2010.
          The Fund does not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) from security transactions and the net change in unrealized appreciation (depreciation) of investments.
Indemnifications
          Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Subsequent Events
          In accordance with the provisions set forth in FASB’s “Subsequent Events,” management has evaluated events or transactions through the date the financial statements were available to be issued, and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.
Other
          The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.
          In conjunction with the use of short sales, options, futures, options on futures or swap contracts, the Fund may be required to maintain collateral in various forms. At June 30, 2010 such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, options, futures, options on futures or swap contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At June 30, 2010 these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.
B. INVESTMENTS IN DERIVATIVES
Swap Contracts
          The Fund is subject to credit risk and interest rate risk exposure in the normal course of pursuing its investment objective. The Fund may engage in various swap transactions, including forward rate agreements and interest rate, currency, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Fund may also engage in credit default swaps which involve the exchange of a periodic premium for protection against or exposure to a defined credit event (such as payment default, refinancing or bankruptcy).

25

Driehaus Active Income Fund
Notes to Financial Statements—(Continued)
June 30, 2010 (Unaudited)
          Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate or receive a floating rate and pay a fixed rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities.
          Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor. Premiums paid to or by the Fund are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.
          Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund discloses its swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of June 30, 2010, the Fund had outstanding swap agreements as listed on the Schedule of Investments.
Futures Contracts
          The Fund may enter into futures contracts to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities or interest rates. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contract against default. As of June 30, 2010, the Fund had no outstanding futures contracts. The Fund did not enter into any futures contracts for the period January 1, 2010 through June 30, 2010.

26

Driehaus Active Income Fund
Notes to Financial Statements—(Continued)
June 30, 2010 (Unaudited)
Options Contracts
          The Fund may use options contracts to hedge downside risk on its fixed income holdings, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Fund may write covered call and put options on futures, swaps, securities or currencies the Fund owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.
          The premium amount and the number of option contracts written by the Fund during the period January 1, 2010 through June 30, 2010, were as follows:

	Number of	Premium
	Contracts	Amount
Options outstanding at December 31, 2009	402	$111,471
Options written	3,003	2,814,498
Options closed	(1,530)	(306,594)
Options expired	—	—

Options outstanding at June 30, 2010	1,875	$2,619,375

          The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, the Fund bears the risk of securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of June 30, 2010, the Fund had outstanding options as listed on the Schedule of Investments.
Derivative Investment Holdings Categorized by Risk Exposure
          The Fund is subject to FASB’s “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

27

Driehaus Active Income Fund
Notes to Financial Statements—(Continued)
June 30, 2010 (Unaudited)
          The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of June 30, 2010:

	Asset derivatives		Liability derivatives
	Statement of Assets		Statement of Assets
Risk exposure	and Liabilities		and Liabilities
category	location	Fair value	location	Fair value

Credit contracts	Unrealized appreciation on open swap contracts	$4,982,040	Unrealized depreciation on open swap contracts	$4,630,811

Equity contracts	Purchased options, at fair value	25,820,138	Written options outstanding, at fair value	9,262,500

Interest rate contracts	N/A	N/A	N/A	N/A

Total		$30,802,178		$13,893,311

          The following tables set forth by primary risk exposure of the Fund’s realized gains/losses and change in unrealized appreciation/depreciation by type of derivative contract for the period January 1, 2010 through June 30, 2010:

Amount of realized gain/(loss) on derivatives
	Purchased	Written
Risk exposure category	Options	Options	Swaps	Total

Credit contracts	$—	$—	$(2,560,986)	$(2,560,986)

Equity contracts	(932,191)	(14,751)	—	(946,942)

Interest rate contracts	—	—	(1,396,352)	(1,396,352)

Total	$(932,191)	$(14,751)	$(3,957,338)	$(4,904,280)

Change in unrealized appreciation/(depreciation) on derivatives
	Purchased	Written
Risk exposure category	Options	Options	Swaps	Total

Credit contracts	$—	$—	$4,460,730	$4,460,730

Equity contracts	14,333,219	(6,735,501)	—	7,597,718

Interest rate contracts	—	—	1,150,022	1,150,022

Total	$14,333,219	$(6,735,501)	$5,610,752	$13,208,470

28

Driehaus Active Income Fund
Notes to Financial Statements—(Continued)
June 30, 2010 (Unaudited)
          The gross notional amount of swap contracts and the number of option contracts as of June 30, 2010 is included on the Schedule of Investments. The quarterly average gross notional amount of the swap contracts was $178,812,000 for the period January 1, 2010 through June 30, 2010. The quarterly average number of purchased option contracts was 92,498 for the period January 1, 2010 through June 30, 2010. The fair value of such contracts at June 30, 2010 is set forth in the table above.
C. INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES
          Richard H. Driehaus, the President of the Trust, is also the Chairman of the Board of Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, and of Driehaus Securities LLC (“DS LLC” or the “Distributor”), a registered broker-dealer.
          DCM serves as the Fund’s investment adviser. In return for its services to the Fund, the Fund pays the Adviser an annual management fee on a monthly basis of 0.55% of average net assets. Prior to April 3, 2009, Lotsoff Capital Management served as the investment adviser to the Acquired Fund and from April 3, 2009 through May 31, 2009, DCM served as the investment adviser to the Acquired Fund pursuant to an interim advisory contract. The Acquired Fund paid the investment advisers an annual management fee on a monthly basis of 0.55% of average net assets.
          DCM entered into a written agreement to cap the Fund’s annual ordinary operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses and extraordinary expenses) at 1.00% of average daily net assets until May 31, 2010. For this same time period, DCM was entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remained below the operating expense cap. For the period January 1, 2010 through May 31, 2010 DCM did not waive any fees pursuant to this agreement.
          The total amount accrued for investment advisory fees during the period January 1, 2010 through June 30, 2010 was $4,287,891, of which $784,029 was payable to DCM at June 30, 2010.
          DS LLC is the Fund’s distributor. DS LLC does not earn any compensation from the Fund for these services. DS LLC has entered into a Fee Reimbursement Agreement with the Fund. Under this agreement, the Fund reimburses DS LLC for certain fees paid by DS LLC to intermediaries who provide shareholder administrative and/or sub-transfer agency services to the Fund. Currently, the amount to be reimbursed will not exceed 0.25% of the average daily net assets held by such intermediaries. Prior to June 1, 2010 the amount to be reimbursed did not exceed 0.15%. For the period January 1, 2010 through June 30, 2010, the Fund owes $72,748 in reimbursements to DS LLC under this agreement, which is included in accrued shareholder services plan fees on the Statement of Assets and Liabilities.
          Certain officers of the Trust are also officers of DCM and DS LLC. The Fund pays a portion of the Chief Compliance Officer’s salary. No other officers received compensation from the Fund during the period January 1, 2010 through June 30, 2010.
          UMB Fund Services, Inc. (“UMBFS”), an affiliate of UMB Financial Corporation, serves as the Fund’s administrative and accounting agent. In compensation for these services, UMBFS receives the larger of a monthly minimum fee or a monthly fee based upon the Fund’s average net assets. UMBFS also acts as the transfer agent and dividend disbursing agent for the Fund. For these services, UMBFS receives a monthly fee based in part on shareholder processing activity during the month.

29

Driehaus Active Income Fund
Notes to Financial Statements—(Continued)
June 30, 2010 (Unaudited)
D. INVESTMENT TRANSACTIONS
          Purchases and sales of investment securities (excluding options, futures, short-term securities and U.S. government obligations) for the Fund for the period January 1, 2010 through June 30, 2010, were as follows:

Purchases	$726,898,116
Sales	$392,520,825
          The aggregate purchases and sales of U.S. government obligations for the Fund for the period January 1, 2010 through June 30, 2010, were as follows:

Purchases	$—
Sales	$—
E. RESTRICTED SECURITIES
          Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 2010, the Fund held restricted securities as denoted on the Schedule of Investments.
F. PRINCIPAL SHAREHOLDER
          As of June 30, 2010, the Fund had a shareholder that holds 69.7% of the outstanding shares of the Fund. A significant redemption by this shareholder could affect the Fund’s liquidity and the future viability of the Fund. The shareholder is a registered investment adviser providing advisory services to a variety of individual and institutional clients. The Fund is offered as one of several investment choices for these clients. Clients are permitted to transfer some or all of their account balances into or out of the Fund at any time.
          In addition, the Fund has a Shareholder Servicing Agreement (the “Agreement”) in place with this shareholder. Under the terms of this Agreement, the Fund makes payments for services provided on behalf of the Fund. Such services may include, but shall not be limited to: transfer agent and sub-transfer agent services; aggregating and processing purchase and redemption orders; providing periodic statements; receiving and transmitting funds; processing dividend payments; providing sub-accounting services; forwarding shareholder communications; receiving, tabulating and transmitting proxies; responding to inquiries and performing such other related services as the Fund may request. The Fund’s Shareholder Services Plan allows for annual payments not to exceed 0.25% of average daily net assets; however, the Board of Trustees of the Trust limited payment to 0.15% of average daily net assets for this Agreement for the period June 1, 2009 through May 31, 2010. As of June 1, 2010, the rate is 0.25%. For the period January 1, 2010 through June 30, 2010 the Fund had expenses of $986,953 under the terms of this Agreement with this shareholder.

30

Driehaus Active Income Fund
Expense Example
          As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
          The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ending June 30, 2010.
Actual Expenses
          The first line of the table below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
          The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses paid during
	Beginning account value	Ending account value	the period ended
	January 1, 2010	June 30, 2010	June 30, 2010*

Actual Example	$1,000.00	$1,001.80	$8.76

Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,016.25	$8.82

*	Expenses are equal to the Fund’s annualized expense ratio of 1.76% for the six-month period multiplied by the average account value over the period, multiplied by the number of days in the most recent period (181), then divided by 365 to reflect the half-year period.

31

Driehaus Active Income Fund
Other Information
PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD
          A description of the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-877-779-0079. This information is also available on the Fund’s website at http://www.driehaus.com.
          Information regarding how the Fund voted proxies related to portfolio securities during the 12-month period ended June 30, 2010 is available without charge, upon request, by calling 1-877-779-0079. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
          The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available electronically on the SEC’s website at http://www.sec.gov; hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For more information on the Public Reference Room, call 1-800-SEC-0330. The Fund’s complete schedule of portfolio holdings is also available on the Fund’s website at http://www.driehaus.com.

32

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/ Richard H. Driehaus Richard H. Driehaus, President
(principal executive officer)

Date	September 1, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard H. Driehaus Richard H. Driehaus, President
(principal executive officer)

Date	September 1, 2010

By (Signature and Title)*	/s/ Michelle L. Cahoon

Michelle L. Cahoon, Vice President and Treasurer
(principal financial officer)

Date	September 1, 2010

*	Print the name and title of each signing officer under his or her signature.